                                             1933 Act Registration No. 333-07463
                                             1940 Act Registration No. 811-07687

      As filed with the Securities and Exchange Commission on May 31, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [x]
                        Pre-Effective Amendment No. _____                    [ ]
                         Post-Effective Amendment No. 24                     [x]

                                     and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                                Amendment No. 24                             [x]

                       FIRST AMERICAN STRATEGY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

            800 Nicollet Mall
         Minneapolis, Minnesota                                          55402
(Address of Principal Executive Offices)                              (Zip Code)

                                 (612) 303-3738
              (Registrant's Telephone Number, including Area Code)

                              Kathleen L. Prudhomme
                               U.S. Bancorp Center
                          800 Nicollet Mall, BC-MN-H05F
                          Minneapolis, Minnesota 55402
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [x]  immediately upon filing pursuant to paragraph (b) of Rule 485.

     [ ]  on (date) pursuant to paragraph (b) of Rule 485.

     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

     [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.

     [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

                                          May 31, 2006



                                          Prospectus
                                          First American Strategy Funds, Inc.

                                          ASSET CLASS - GROWTH & INCOME FUNDS

                      INCOME BUILDER FUND

     CLASS A, CLASS B, AND CLASS C SHARES

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS

FUND SUMMARY
    Introduction                                                       1
    Objective and Principal Investment Strategies                      2
    Principal Risks                                                    2
    Fund Performance                                                   3
    Fees and Expenses                                                  4
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                    6
    Managing Your Investment                                          14
ADDITIONAL INFORMATION
    Management                                                        15
    More About the Fund                                               16
    The Underlying Funds                                              17
FOR MORE INFORMATION                                          Back Cover

Fund Summary

Introduction


          This section of the prospectus describes the objective of the First American Income Builder Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the principal risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.


          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK
          NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - First American Income Builder Fund
                                         Class A, Class B, and Class C Shares

Fund Summary

Objective and Principal Investment Strategies

OBJECTIVE

Income Builder Fund's primary objective is to provide investors with current income. The fund's secondary objective is growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a "fund of funds" which invests in other mutual funds, rather than in individual securities. The fund seeks to achieve its objective by allocating its assets to the following four mutual funds (the underlying funds) which are also advised by the fund's investment advisor:

- Large Cap Value Fund
- Real Estate Securities Fund
- High Income Bond Fund
- U.S. Government Mortgage Fund


The fund expects that, on a long-term basis, it will have an average of approximately 25% of its assets allocated to each of the underlying funds. However, the percentage allocated to a particular fund at any point in time may range from 10% to 40%, depending on market conditions.


In an attempt to respond to adverse market, economic, political or other conditions, the fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the fund's advisor. Investing a significant portion of the fund's assets in these securities may prevent the fund from achieving its objectives.

Principal Risks

The value of your investment in a fund will change daily, which means you could lose money. The principal risks of investing in the funds include:

Allocation Risk.   The fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions to achieve the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses.   Investing in the underlying funds through an investment
in the fund involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fees and Expenses" below.

Risks Associated with the Underlying Funds.   The fund is subject to the risks
of the underlying funds in which it invests. These risks, which are discussed in detail under "Additional Information -- The Underlying Funds -- The Underlying Funds' Principal Risks," include:
- The underlying funds are actively managed and therefore may underperform other mutual funds with similar investment objectives.
- Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities.
- Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry. Real Estate Securities Fund is also subject to the risks associated with direct investments in real estate investment trusts.
- Large Cap Value Fund may invest up to 25% of its total assets in foreign securities which are dollar-denominated and publicly traded in the United States and High Income Bond Fund may invest up to 25% of its total assets in dollar-denominated debt obligations of foreign corporations and governments. These securities may involve risks not associated with the securities of domestic issuers.
- The funds may utilize derivatives such as options, futures contracts, options on futures contracts, and, in the case of High Income Bond Fund and U.S. Government Mortgage Fund, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. A fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument or, in the case of credit default swaps, if the fund's advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.


                              2
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Fund Summary
Principal Risks CONTINUED

- High Income Bond Fund and U.S. Government Mortgage Fund are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).
- U.S. Government Mortgage Fund invests in mortgage-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the mortgages underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage-backed securities with lower interest rates.
- High Income Bond Fund invests primarily in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Possible Conflicts of Interest.   The fund and the underlying funds have the
same officers, directors, and investment advisor. If situations arise in which the interests of the fund are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that the fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the fund and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the fund and the underlying funds.

Fund Performance

Because the fund has not been offered prior to the date of this prospectus, no performance information is presented.


                              3
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Fund Summary

Fees and Expenses

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.


---------------------------------------------------------------------------------------------------
SHAREHOLDER FEES                                                  CLASS A      CLASS B      CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES       SHARES       SHARES
---------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                               4.25%(1)     None         0.00%
MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)(2)                                   None         5.00%        1.00%
ANNUAL MAINTENANCE FEE
  only charged to accounts with balances below $500                  $50          $50          $50
---------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
---------------------------------------------------------------------------------------------------
  Management Fees                                                   0.25%        0.25%        0.25%
  Distribution and/or Service (12b-1) Fees                          0.25%        1.00%        1.00%
  Other Expenses(3)                                                 1.03%        1.03%        1.03%
  Total Annual Fund Operating Expenses                              1.53%        2.28%        2.28%
  Less Contractual Waiver of Fund Expenses(4)                      (1.18)%      (1.18)%      (1.18)%
  Net Expenses(4)                                                   0.35%        1.10%        1.10%
-------------------------------------------------------------------------------------------------------


(1)Investors may qualify for reduced sales charges.

(2)Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a 1% contingent deferred sales charge.


(3)"Other Expenses" are based on estimated amounts for the current fiscal year.



(4)The advisor has contractually agreed to waive fees and reimburse other fund expenses until June 30, 2007, so that Net Expenses do not exceed 0.35%, 1.10%, and 1.10%, respectively, for Class A, Class B, and Class C shares. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2007, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.


COMBINED DIRECT AND INDIRECT EXPENSE RATIOS


As noted above, in addition to the fund's direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The following table lists the estimated combined direct and indirect expense ratios borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders. These expense ratios assume that the fund's assets are allocated 25% to each underlying fund. (As noted above, although the fund expects that, on a long-term basis, it will have an average of approximately 25% of its assets allocated to each underlying fund, the amount allocated to a particular fund at any point in time may range from 10% to 40%.) The information below is based on contractual fee waivers and expense reimbursements in place until June 30, 2007. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2007.



COMBINED DIRECT AND INDIRECT EXPENSE RATIOS
as a percentage of average net assets(1)
------------------------------------------------------------------------
Class A Shares                                                  1.23%
Class B Shares                                                  1.98%
Class C Shares                                                  1.98%
------------------------------------------------------------------------



(1)Based on total operating expenses of the fund (including estimated "Other Expenses") and total operating expenses of the underlying funds as of their respective most recently completed fiscal years. The advisor has voluntarily agreed to waive fees and reimburse expenses for the underlying funds through at least June 30, 2007, so that expense ratios for the underlying funds do not exceed certain levels, as set forth in the footnote to the Underlying Fund Expense Ratios table on the next page. In addition, the advisor has contractually agreed to waive fees and reimburse expenses through June 30, 2007, so that total operating expenses do not exceed 0.35%, 1.10%, and 1.10%, respectively, for Class A, Class B, and Class C shares. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors. If these fee waivers and expense reimbursements were not taken into account, the combined direct and indirect expense ratios for the fund would be 2.48% for Class A shares and 3.23% for Class B and Class C shares.



                              4
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Fund Summary
Fees and Expenses CONTINUED

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on allocation of the fund's assets to each of the underlying funds and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:


                                      CLASS B       CLASS B       CLASS C       CLASS C
                                     assuming   assuming no      assuming   assuming no
                                   redemption    redemption    redemption    redemption
                                    at end of     at end of     at end of     at end of
                        CLASS A   each period   each period   each period   each period
---------------------------------------------------------------------------------------
  1 year                   $665         $826           $326         $426           $326
---------------------------------------------------------------------------------------
  3 years                $1,165       $1,395           $995         $995           $995


UNDERLYING FUND EXPENSE RATIOS

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying fund, which is the only class of the underlying funds in which the fund invests.(1)

                                                          EXPENSE
                   UNDERLYING FUND                       RATIO(2)
-----------------------------------------------------------------
Large Cap Value Fund                                       0.95%
Real Estate Securities Fund                                1.00%
High Income Bond Fund                                      1.02%
U.S. Government Mortgage Fund                              0.83%
-----------------------------------------------------------------

(1)Any investments in Prime Obligations Fund, a money market fund advised by the fund's advisor, will be in Class Z shares.

(2)The expense ratios presented are based on the underlying funds' most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2007 so that expense ratios do not exceed the following amounts: High Income Bond Fund, 0.85%; and U.S. Government Mortgage Fund, 0.70%. These fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the underlying funds' board of directors.


                              5
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Policies and Services
Purchasing and Redeeming Shares

GENERAL

You may purchase, redeem, or exchange shares of the fund on any day when the New York Stock Exchange (NYSE) is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.

The fund has authorized certain investment professionals and financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on its behalf. Your purchase or redemption price will be based on that day's net asset value (NAV) per share if your order is received by the fund or an authorized financial intermediary in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase Shares," "How to Redeem Shares," and "How to Exchange Shares."

Some investment professionals or financial institutions may charge a fee for helping you purchase, redeem, or exchange shares. Contact your investment professional or financial institution for more information. No such fee will be imposed if you purchase shares directly from the fund.

SHORT-TERM TRADING OF FUND SHARES

The fund discourages purchases and redemptions of its shares in response to short-term fluctuations in the securities markets. The fund's board of directors has adopted policies and procedures designed to detect and deter short-term trading in the fund's shares that may disadvantage long-term fund shareholders. These policies are described below. The fund will not knowingly accommodate trading in its shares in violation of these policies. As discussed below, however, there is no guarantee that the fund will be able to detect such trading in all accounts. See "Omnibus Accounts" below.

Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.

In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

Short-Term Trading Policies.   The fund's advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of the fund are subject to monitoring. It is the policy of the fund to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of the fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into the fund or, alternatively, the fund may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between the fund and any other fund). In addition to the foregoing sanctions, the fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the fund may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.

Certain transactions are not subject to the fund's short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.


                              6
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The fund seeks to apply its short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the fund if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the fund will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the fund will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.

While the fund will request that financial intermediaries apply the fund's short-term trading policies to their customers who invest indirectly in the fund, the fund is limited in its ability to monitor the trading activity or enforce the fund's short-term trading policies with respect to customers of financial intermediaries. For example, the fund might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.

SHARE CLASSES

The fund issues its shares in multiple classes. This prospectus offers Class A, Class B, and Class C shares, which have different cost structures. You should decide which class best suits your needs.

Class A shares may be a better choice if your investment qualifies for a reduced sales charge. You should not place Class B or Class C share orders that would cause your total investment in First American Funds Class A, B and C shares (not including First American money market funds) to equal or exceed $100,000 in the case of an order for Class B shares or $1 million dollars in the case of an order for Class C shares, using the aggregation principles discussed below under "Reducing Your Sales Charge on Class A Shares." To the extent operationally possible, these orders will be automatically rejected.

Class A Shares.   Class A shares have:

- a front-end sales charge, which is reduced for larger purchases.

- annual shareholder servicing (12b-1) fees of 0.25%.

Class B Shares.   Class B shares have:

- no front-end sales charge.

- a contingent deferred sales charge (CDSC) if you redeem your shares within six years of purchase.

- annual distribution and shareholder servicing (12b-1) fees of 1.00%.

- automatic conversion to Class A shares eight years after purchase. This reduces future annual expenses since Class A shares have lower annual expenses than Class B shares.

Class C Shares.   Class C shares have:

- a 1.00% contingent deferred sales charge (CDSC) if you redeem your shares within 12 months of purchase.

- annual distribution and shareholder servicing (12b-1) fees of 1.00%.

- Class C shares do not convert to Class A shares so they will continue to have higher annual expenses than Class A shares for as long as you hold them.

12B-1 FEES

The fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act that allows it to pay the fund's distributor an annual fee for the distribution and sale of its shares and for services provided to shareholders.

For                        12b-1 fees are equal to:
------------------------------------------------------------
Class A shares             0.25% of average daily net assets
Class B shares             1.00% of average daily net assets
Class C shares             1.00% of average daily net assets

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Class A share 12b-1 fee is a shareholder servicing fee. For Class B and Class C shares, a portion of the 12b-1 fee equal to 0.25% of average daily net assets is a shareholder servicing fee and 0.75% is a distribution fee.

The fund's distributor uses the shareholder servicing fee to compensate investment professionals and financial institutions (institutions) for sales and/or administrative services performed on behalf of the institution's customers. These institutions receive shareholder servicing fees equal to 0.25% of the fund's Class A, Class B, and Class C share average daily net assets attributable to shares sold through them. For Class A shares, the distributor begins to pay shareholder servicing fees to these institutions immediately after you purchase shares. For Class B and Class C shares, the distributor begins to pay shareholder servicing fees to these institutions one year after you purchase shares, but only if you continue to hold the shares at that time. In both cases, the institutions continue to receive these fees for as long as you hold fund shares. The fund's distributor also


                              7
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

pays institutions that sell Class C shares a 0.75% annual distribution fee beginning one year after the shares are sold. The fund's distributor retains the Class B share 0.75% annual distribution fee in order to finance the payment of sales commissions to institutions which sell Class B shares. See "Determining Your Share Price -- Class B Shares" below.

ADDITIONAL PAYMENTS TO INSTITUTIONS

The advisor and/or the distributor may pay additional compensation to investment professionals and financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the fund by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the Statement of Additional Information (SAI).

CALCULATING NET ASSET VALUE

The fund generally calculates its NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.


The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of the fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.


For the underlying funds, investments and other assets will be valued at their market values. For securities traded on an exchange, we receive the price as reported by the exchange from one or more independent pricing services that have been approved by the funds' board of directors. These independent pricing services also provide security valuations for certain other underlying fund investments not traded on an exchange. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable.

- Securities whose trading has been halted or suspended.

- Fixed-income securities that have gone into default and for which there is no current market value quotation.

- Securities with limited liquidity, including certain high yield securities and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that an underlying fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the underlying fund determines its NAV per share.

DETERMINING YOUR SHARE PRICE

Class A Shares. Your purchase price for Class A shares is typically the net asset value of your shares, plus a front-end sales charge. Sales charges vary depending on the amount of your purchase. The fund's distributor receives the sales charge you pay and reallows a portion of the sales charge to your investment professional or participating institution.


                                                  Maximum
                            Sales Charge        Reallowance
                       As a % of   As a % of     as a % of
                       Purchase    Net Amount    Purchase
                         Price      Invested       Price
-----------------------------------------------------------
Less than $50,000        4.25%       4.44%         4.00%
$50,000 - $99,999        4.00%       4.17%         3.75%
$100,000 - $249,999      3.50%       3.63%         3.25%
$250,000 - $499,999      2.50%       2.56%         2.25%
$500,000 - $999,999      2.00%       2.04%         1.75%
$1 million and over      0.00%       0.00%         0.00%



                              8
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reducing Your Sales Charge on Class A Shares. As shown in the preceding table, larger purchases of Class A shares reduce the percentage sales charge you pay. In determining whether you are entitled to pay a reduced sales charge, you may aggregate certain other purchases with your current purchase, as described below.

It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The fund is not responsible for making this determination. To receive a reduced sales charge, you must notify the fund at the time of the purchase order that a quantity discount may apply to your current purchase. If you purchase shares by mail, you must notify the fund in writing. Otherwise, simply inform your investment professional or financial institution, or Investor Services if you are purchasing shares directly from the fund, and they will notify the fund.

You should provide your investment professional or financial institution with information or records regarding any other accounts in which there are holdings eligible to be aggregated, including:

- all of your accounts at your investment professional's firm or at your financial institution.

- all of your accounts at any other firm or financial institution.

- all accounts of any related party (such as a spouse or dependent child) held with any investment professional or financial institution.

You should keep the records necessary to demonstrate the purchase price of shares held in these accounts since neither the fund and its transfer agent nor your investment professional or financial institution may have this information.

Prior Purchases. Prior purchases of Class A, Class B, and Class C shares of any First American Fund (except a money market fund) will be factored into your sales charge calculation. You will receive credit for the current net asset value of the other Class A, Class B, and Class C shares you hold at the time of your purchase, including shares held in individual retirement, custodial and personal trust accounts. For example, let's say you're making a $10,000 investment and you already own other First American Fund Class A shares that are currently valued at $45,000. You will receive credit for the current value of these shares and your sales charge will be based on a total purchase amount of $55,000. If the current net asset value of your shares is less than their original purchase price, you may receive credit for their original purchase price instead, but only if you provide a written request to the fund and provide the fund with the records necessary to demonstrate the shares' purchase price.

Purchases by Related Accounts. Concurrent and prior purchases by certain other accounts of Class A, Class B, and Class C shares of any First American Fund also will be combined with your purchase to determine your sales charge. The fund will combine purchases made by you, your spouse or domestic partner, and your dependent children when it calculates the sales charge, including purchases in individual retirement, custodial and personal trust accounts.

Letter of Intent. If you plan to invest $50,000 or more over a 13-month period in Class A, Class B, or Class C shares of any First American fund except the money market funds, you may reduce your sales charge for Class A purchases by signing a non-binding letter of intent. If you do not fulfill the letter of intent, you must pay the applicable sales charge. In addition, if you reduce your sales charge to zero under a letter of intent and then sell your Class A shares within 18 months of their purchase, you may be charged a contingent deferred sales charge of 1%. See "Class A Share Investments of Over $1 Million" below.

More information on these ways to reduce your sales charge appears in the SAI.

Purchasing Class A Shares Without a Sales Charge. The following persons may purchase the fund's Class A shares at net asset value without a sales charge:

- full-time employees and retirees of the advisor.

- directors and advisory board members of the advisor's affiliates.

- current and retired officers and directors of the fund.

- full-time employees of any broker-dealer authorized to sell fund shares.

- full-time employees of the fund's counsel.

- members of the immediate families of any of the foregoing (i.e., a spouse or domestic partner and any dependent children).

- persons participating in a fee-based program sponsored and maintained by a registered broker-dealer.

- trust companies and bank trust departments acting in a fiduciary, advisory, agency, custodial or similar capacity.

- group retirement plans sponsored or administered by affiliates of the advisor.

- group retirement plans with at least $2.5 million in plan assets. (This minimum may be waived at the discretion of the distributor for purchases by group retirement plans made through financial institutions such as banks or record keepers.)

Class A Share Investments of Over $1 Million. There is no initial sales charge on Class A share purchases of $1 million or more (including purchases that reach the $1 million level as a result of aggregating prior purchases and purchases by related accounts). However, your investment professional or financial institution may receive a commission of up to 1% on your purchase. If such a commission is paid,


                              9
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months. To find out whether you will be assessed a CDSC, ask your investment professional or financial institution. The fund's distributor receives any CDSC imposed when you sell your Class A shares. The CDSC is based on the value of your shares at the time of purchase in the case of a partial redemption. If you redeem all of your shares, the CDSC is based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions.

To help lower your costs, shares that are not subject to a CDSC will be redeemed first. Other shares will then be redeemed in an order that minimizes your CDSC. The CDSC for Class A shares will be waived for:

- redemptions following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

- redemptions that equal the minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has reached the age of 70 1/2.

- redemptions through a systematic withdrawal plan, at a rate of up to 12% a year of your account's value. The systematic withdrawal limit will be based on the market value of your account at the time of each withdrawal.

- redemptions required as a result of over contribution to an IRA plan.

Additional Information.   A link to information regarding the fund's sales
charge breakpoints for Class A shares is available on the fund's web site at http://www.firstamericanfunds.com.

Class B Shares.   Your purchase price for Class B shares is their net asset
value -- there is no front-end sales charge. However, if you redeem your shares within six years of purchase, you will pay a CDSC. Although you pay no front-end sales charge when you buy Class B shares, the fund's distributor pays a sales commission of 4.25% of the amount invested to investment professionals and financial institutions that sell Class B shares. The fund's distributor receives any CDSC imposed when you sell your Class B shares.

Your CDSC will be based on the value of your shares at the time of purchase or at the time of redemption, whichever is less. The charge does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be redeemed in the order that minimizes your CDSC.

Year since purchase                    CDSC as a % of the
of original fund shares               value of your shares
----------------------------------------------------------
First                                          5%
Second                                         5%
Third                                          4%
Fourth                                         3%
Fifth                                          2%
Sixth                                          1%
Seventh                                        0%
Eighth                                         0%

The CDSC you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your CDSC.

Your Class B shares and any related shares acquired by reinvesting your dividend or capital gain distributions will automatically convert to Class A shares eight years after the beginning of the month in which you purchased the shares.

The CDSC for Class B shares will be waived in the same circumstances as the Class A share CDSC. See "Class A Shares Investments of Over $1 Million" above.

Class C Shares.   Your purchase price for Class C shares is their net asset
value -- there is no front-end sales charge. However, if you redeem your shares within 12 months of purchase, you will be assessed a CDSC of 1% of the value of your shares at the time of purchase or at the time of sale, whichever is less. The CDSC you pay may differ slightly from this amount because of rounding that occurs in the calculation used to determine your CDSC. The CDSC does not apply to shares you acquired by reinvesting your dividend or capital gain distributions. Shares will be redeemed in the order that minimizes your CDSC.

Although you pay no front-end sales charge when you purchase Class C shares, the fund's distributor pays a sales commission of 1% of the amount invested to investment professionals or participating institutions that sell Class C shares. The distributor receives any CDSC imposed when you redeem your Class C shares.

The CDSC for Class C shares will be waived in the same circumstances as the Class A share CDSC. See "Class A Shares Investments of Over $1 Million" above.

Unlike Class B shares, Class C shares do not convert to Class A shares after a specified period of time. Therefore, your shares will continue to have higher annual expenses than Class A shares.


                              10
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

HOW TO PURCHASE SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.

You may become a shareholder in the fund with an initial investment of $1,000 or more ($500 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act (UGMA/UTMA) account). Additional investments can be made for as little as $100 ($25 for a retirement plan or an UGMA/UTMA account). The fund has the right to waive these minimum investment requirements for shares offered through certain institutions and for employees of the fund's advisor and its affiliates. The fund also has the right to reject any purchase order.

By Phone.   You may purchase shares by calling your investment professional or financial institution, if they have a sales agreement with the fund's distributor. You also may place purchase orders of $100 or more by calling Investor Services at 800 677-FUND. Funds will be transferred electronically from your bank account through the Automated Clearing House (ACH) network. Before making a purchase by electronic funds transfer, you must submit a new account form to the fund and elect this option. Be sure to include all of your banking information on the form.

By Wire.   You may purchase shares by making a wire transfer from your bank.
Before making an initial investment by wire, you must submit a new account form to the fund. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV calculated after the fund's custodian receives your payment by wire. Before making any additional purchases by wire, you should call Investor Services at 800 677-FUND. You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail.   To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund, and mail both to:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

After you have established an account, you may purchase shares by mailing your check to First American Funds at the same address.

Please note the following:

- all purchases must be drawn on a bank located within the United States and payable in U.S. dollars to First American Funds.

- cash, money orders, cashier's checks for less than $10,000, third-party checks, Treasury checks, credit card checks, traveler's checks, starter checks, and credit cards will not be accepted.

- if a check does not clear your bank, the fund reserves the right to cancel the purchase, and you could be liable for any losses or fees incurred as a result of your check failing to clear.

Investing Automatically.   To purchase shares as part of a savings discipline,
you may add to your investment on a regular basis:

- by having $100 or more ($25 for a retirement plan or a Uniform Gifts to Minors Act/Uniform Transfers to Minors Act account) automatically withdrawn from your bank account on a periodic basis and invested in fund shares.

- through automatic monthly exchanges of your First American fund into another First American Fund of the same class.

You may apply for participation in either of these programs through your investment professional or financial institution or by calling Investor Services at 800 677-FUND.

HOW TO REDEEM SHARES

When you redeem shares, the proceeds normally will be mailed or wired within three days, but in no event more than seven days, after your request is received in proper form.

By Phone.   If you purchased shares through an investment professional or financial institution, simply call them to redeem your shares.

If you did not purchase shares through an investment professional or financial institution, you may redeem your shares by calling Investor Services at 800 677-FUND. Proceeds can be wired to your bank account (if the proceeds are at least $1,000 and you have previously supplied your bank account information to the fund) or sent to you by check. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. The First American Funds reserve the right to limit telephone redemptions to $50,000 per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared,


                              11
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

which may take up to 15 calendar days from the date of purchase.

By Mail.   To redeem shares by mail, send a written request to your investment professional or financial institution, or to the fund at the following address:

First American Funds
P.O. Box 3011
Milwaukee, WI 53201-3011

Overnight express mail may be sent to:

First American Funds
615 East Michigan Street
Milwaukee, WI 53202

Your request should include the following information:

- name of the fund.

- account number.

- dollar amount or number of shares redeemed.

- name on the account.

- signatures of all registered account owners.

Signatures on a written request must be guaranteed if:

- you would like the proceeds from the sale to be paid to anyone other than to the shareholder of record.

- you would like the check mailed to an address other than the address on the fund's records, or you have changed the address on the fund's records within the last 30 days.

- your redemption request is for $50,000 or more.

- bank information related to an automatic investment plan, telephone purchase or telephone redemption is changed.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

Systematic Withdrawals.   If your account has a value of $5,000 or more, you may
redeem a specific dollar amount from your account on a regular basis. To set up systematic withdrawals, contact your investment professional or financial institution.

You should not make systematic withdrawals if you plan to continue investing in the fund, due to sales charges and tax liabilities.

REINVESTING AFTER A REDEMPTION

If you redeem Class A shares of a First American Fund (except money market fund shares on which you have not paid a sales charge), you may reinvest in Class A shares of that fund or another First American Fund within 180 days without a sales charge. To reinvest in Class A shares at net asset value (without paying a sales charge), you must notify the fund directly in writing or notify your investment professional or financial institution.

HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may move from one First American Fund to another First American Fund. There is no fee to exchange shares.

Generally, you may exchange your shares only for the same class of shares of the other fund. However, you may exchange your Class A shares for Class Y shares of the same or another First American Fund if you subsequently become eligible to purchase Class Y shares.

Exchanges are made based on the net asset value per share of each fund at the time of the exchange. When you exchange your Class A shares of one First American Fund for Class A shares of another First American Fund, you do not have to pay a sales charge. When you exchange your Class B or Class C shares for Class B or Class C shares of another First American Fund, the time you held the shares of the "old" fund will be added to the time you hold the shares of the "new" fund for purposes of determining your CDSC or, in the case of Class B shares, calculating when your shares convert to Class A shares.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.

By Phone.   If both funds have identical shareholder registrations, you may exchange shares by calling your investment professional, your financial institution, or by calling the funds directly. To request an exchange through the funds, call Investor Services at 800 677-FUND.

By Mail.   To exchange shares by written request, please follow the procedures under "How to Redeem Shares" above. Be sure to include the names of both funds involved in the exchange.


                              12
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

ACCOUNTS WITH LOW BALANCES

If your account balance falls below $500 as a result of redeeming or exchanging shares, the fund reserves the right to either:

- deduct a $50 annual account maintenance fee, or

- close your account and send you the proceeds, less any applicable contingent deferred sales charge.

Before taking any action, however, the fund will send you written notice of the action it intends to take and give you 30 days to re-establish a minimum account balance of $500.

TELEPHONE TRANSACTIONS

You may purchase, redeem, or exchange shares by telephone, unless you elected on your new account form to restrict this privilege. If you wish to reinstate this option on an existing account, please call Investor Services at 800 677-FUND to request the appropriate form.


The fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that they reasonably believe to be genuine. The fund and its agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations, and may be liable if such procedures are not followed.


It may be difficult to reach the fund by telephone during periods of unusual market activity. If you are unable to reach the fund or its agents by telephone, please consider sending written instructions.


                              13
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in October
and April. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements for shares held in a brokerage account.

DIVIDENDS AND DISTRIBUTIONS


Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.


On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made on your new account form, or by writing to the fund, your investment professional, or your financial institution. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions.   The fund pays its shareholders dividends from its net
investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends paid from the net investment income of the fund may constitute "qualified dividends" taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). The fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Dividends paid from the fund's net investment income that do not constitute "qualified dividends" and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

Taxes on Transactions.   The sale of fund shares, or the exchange of the fund's
shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                              14
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Additional Information
Management


FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of January 31, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.


The fund pays the investment advisor a monthly management fee for providing investment advisory services equal, on an annual basis, to 0.25% of the fund's average daily net assets.

A discussion regarding the basis for the board of directors' approval of the fund's advisory agreement will appear in the fund's annual report to shareholders for the fiscal period ending August 31, 2006.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor (Funds and Underlying Funds)


FAF Advisors, Inc.

800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the fund's investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the fund as set forth below. In addition, these entities receive compensation from the underlying funds, as set forth in their prospectuses.


Custody Services.   U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund's average daily net assets.

Administration Services.   FAF Advisors and its affiliate, U.S. Bancorp Fund
Services, LLC (Fund Services), acts the fund's administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services, and shareholder services. For such services, the fund pays FAF Advisors the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives from the fund 0.10% of the fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.



Distribution Services.   Quasar Distributors, LLC, an affiliate of FAF Advisors,
receives distribution and shareholder servicing fees for acting as the fund's distributor.


Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the fund's distributor as well as other payments from the fund's distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming Shares -- Additional Payments to Institutions."

PORTFOLIO MANAGEMENT


Portfolio decisions are made by the advisor's asset allocation committee which consists of:



David R. Cline, Senior Equity Portfolio Manager. Mr. Cline co-manages the fund. Mr. Cline joined FAF Advisors in 1989 and has 18 years of investment analysis and portfolio management experience.



Mark S. Jordahl, Chief Investment Officer. Mr. Jordahl co-manages the fund. Prior to joining FAF Advisors in 2001, Mr. Jordahl was president and chief investment officer at ING Investment Management's Americas subsidiary. He has 24 years of financial industry experience.



David Chalupnik, CFA, Senior Managing Director, Head of Equities. Mr. Chalupnik co-manages the fund. Prior to joining FAF Advisors in 2002, Mr. Chalupnik served as chief investment officer for Chicago-based Duff & Phelps Investment Management Co. Mr. Chalupnik has more than 22 years of financial industry experience.



Tony Rodriguez, Senior Managing Director, Head of Fixed Income. Mr. Rodriguez co-manages the fund. Prior to joining FAF Advisors in 2002, Mr. Rodriguez was the director and



                              15
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Additional Information
Management CONTINUED

head of global corporate bonds at Credit Suisse Asset Management in New York from 1999 to 2002. He has more than 22 years of financial industry experience.


Keith B. Hembre, CFA, Chief Economist and Head of Quantitative Analysis. Mr. Hembre co-manages the fund. Mr. Hembre joined FAF Advisors in 1997 and has 14 years of financial industry experience.



The SAI provides additional information about the portfolio managers' compensations, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.



More About the Fund


OBJECTIVE

The fund's objective, which is described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that the fund will achieve its objective.

INVESTMENT STRATEGIES

The fund's principal investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-FUND.

PORTFOLIO TURNOVER

The fund's investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the fund is expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the fund, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the fund's SAI.


                              16
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Additional Information
The Underlying Funds

The objectives, principal investment strategies, and principal risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 800 677-FUND.

LARGE CAP VALUE FUND

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $796 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes meet at least two of the following criteria:
- undervalued relative to other securities in the same industry or market.
- good or improving fundamentals.
- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:
- Active Management Risk
- Common Stock Risk
- Derivative Instrument Risk
- Foreign Security Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.

REAL ESTATE SECURITIES FUND

OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:
- equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
- mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
- hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.


                              17
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Additional Information
The Underlying Funds CONTINUED

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:
- Active Management Risk
- Common Stock Risk
- Derivative Instrument Risk
- Non-Diversification Risk
- Real Estate Sector Risk
- Real Estate Investment Trust Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.

HIGH INCOME BOND FUND

OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater that the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:
- Active Management Risk
- Call Risk
- Credit Risk
- Derivative Instrument Risk
- Foreign Security Risk
- High-Yield Securities Risk
- Income Risk
- Interest Rate Risk
- Liquidity Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.

U.S. GOVERNMENT MORTGAGE FUND

OBJECTIVE

U.S. Government Mortgage Fund's objective is to provide investors with high current income to the extent consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, U.S. Government Mortgage Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government.


                              18
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Additional Information
The Underlying Funds CONTINUED

Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality. Mortgage-backed securities include securities issued by U.S. government-sponsored entities such as Ginnie Mae, Fannie Mae, and Freddie Mac.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, the fund attempts to maintain a weighted average effective maturity of ten years or less. The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:

- Active Management Risk

- Credit Risk

- Derivative Instrument Risk

- Income Risk

- Interest Rate Risk

- Mortgage-Backed Securities Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.


                              19
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Additional Information
The Underlying Funds CONTINUED

THE UNDERLYING FUNDS' PRINCIPAL RISKS

The principal risks of investing in the underlying funds are described below.

Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

Call Risk.   Investments in debt securities are subject to call risk. Bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as value stocks or large-capitalization issuer stocks, may underperform the market as a whole.

Credit Risk.   By investing in debt securities, an underlying fund is subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities or that the other party to an investment contract will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or Standard & Poor's.

Derivative Instrument Risk.   The use of derivative instruments exposes a fund
to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices, index prices, or interest rates will not move in the direction that the advisor anticipates; in the case of a credit default swap, the risk that the advisor will not correctly evaluate the creditworthiness of the company or companies on which the swap is based; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

The funds may enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, there may not be a liquid market for OTC derivatives. As a result, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

High-Yield Securities Risk.   A significant portion of the portfolio of High
Income Bond Fund may consist of corporate debt obligations rated below investment grade, which are commonly referred to as "high-yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Income Risk.   The income of High Income Bond Fund and U.S. Government Mortgage
Fund could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above, or prepaid, see "Mortgage-Backed Securities Risk" below) in lower-yielding securities.

Interest Rate Risk.   Debt securities in the underlying funds will fluctuate in
value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and


                              20
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

Additional Information
The Underlying Funds CONTINUED

decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

Liquidity Risk.   High Income Bond Fund will be exposed to liquidity risk to the extent it invests in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading may also lead to greater price volatility.

Mortgage-Backed Securities Risk.   Mortgage-backed securities are secured by and
payable from pools of mortgage loans. These mortgages generally can be prepaid at any time without penalty. As a result, mortgage-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Non-Diversification Risk.   Real Estate Securities Fund is non-diversified. This
means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

Real Estate Investment Trust (REIT) Risk.   The Real Estate Securities Fund
invests a majority of its assets in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of the REITs in which the fund invests.

Real Estate Sector Risk.   The stocks of companies within specific industries or
sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.


                              21
                      PROSPECTUS - First American Income Builder Fund
                                    Class A, Class B, and Class C Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.

FIRST AMERICAN FUNDS WEB SITE

Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


You can obtain a free copy of the fund's SAI and/or most recent annual or semiannual reports, request other information about the fund, and make shareholder inquiries by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.


You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.


SEC file number:  811-07687                                     PROINCBLDR  5/06
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS

P.O. Box 1330

Minneapolis, MN 55440-1330

                                          May 31, 2006



                                          Prospectus
                                          First American Strategy Funds, Inc.

                                          ASSET CLASS - GROWTH & INCOME FUNDS

                      INCOME BUILDER FUND

                           CLASS Y SHARES

                                          As with all mutual funds, the
                                          Securities and Exchange Commission has
                                          not approved or disapproved the shares
                                          of these funds, or determined if the
                                          information in this prospectus is
                                          accurate or complete. Any statement to
                                          the contrary is a criminal offense.

(FIRST AMERICAN FUNDS LOGO)

TABLE OF
CONTENTS

FUND SUMMARY
    Introduction                                                       1
    Objective and Principal Investment Strategies                      2
    Principal Risks                                                    2
    Fund Performance                                                   3
    Fees and Expenses                                                  4
POLICIES AND SERVICES
    Purchasing and Redeeming Shares                                    6
    Managing Your Investment                                           9
ADDITIONAL INFORMATION
    Management                                                        10
    More About the Fund                                               11
    The Underlying Funds                                              12
FOR MORE INFORMATION                                          Back Cover

Fund Summary

Introduction


          This section of the prospectus describes the objective of the First American Income Builder Fund, summarizes the principal investment strategies used by the fund in trying to achieve its objective, and highlights the principal risks involved with these strategies. It also provides you with information about the performance, fees, and expenses of the fund.


          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF U.S. BANK
          NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
          GOVERNMENT AGENCY.

          THIS PROSPECTUS AND THE RELATED STATEMENT OF ADDITIONAL INFORMATION DO NOT CONSTITUTE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY SHARES IN THE FUND, NOR SHALL ANY SUCH SHARES BE OFFERED OR SOLD TO ANY PERSON IN ANY JURISDICTION IN WHICH AN OFFER, SOLICITATION, PURCHASE, OR SALE WOULD BE UNLAWFUL UNDER THE SECURITIES LAWS OF SUCH JURISDICTION.


                              1
                           PROSPECTUS - First American Income Builder Fund
                                         Class Y Shares

Fund Summary

Objective and Principal Investment Strategies

OBJECTIVE

Income Builder Fund's primary objective is to provide investors with current income. The fund's secondary objective is growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a "fund of funds" which invests in other mutual funds, rather than in individual securities. The fund seeks to achieve its objective by allocating its assets to the following four mutual funds (the underlying funds) which are also advised by the fund's investment advisor:

- Large Cap Value Fund
- Real Estate Securities Fund
- High Income Bond Fund
- U.S. Government Mortgage Fund


The fund expects that, on a long-term basis, it will have an average of approximately 25% of its assets allocated to each of the underlying funds. However, the percentage allocated to a particular fund at any point in time may range from 10% to 40%, depending on market conditions.


In an attempt to respond to adverse market, economic, political or other conditions, the fund may temporarily invest without limit in cash, U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the fund's advisor. Investing a significant portion of the fund's assets in these securities may prevent the fund from achieving its objectives.

Principal Risks

The value of your investment in a fund will change daily, which means you could lose money. The principal risks of investing in the funds include:

Allocation Risk.   The fund is actively managed and its performance therefore will reflect in part the advisor's ability to make asset allocation and other investment decisions to achieve the fund's investment objective. Due to its active management, the fund could underperform other mutual funds with similar investment objectives.

Additional Expenses.   Investing in the underlying funds through an investment
in the fund involves additional expenses that would not be present in a direct investment in the underlying funds. See "Fees and Expenses below."

Risks Associated with the Underlying Funds.   The fund is subject to the risks
of the underlying funds in which it invests. These risks, which are discussed in detail under "Additional Information -- The Underlying Funds -- The Underlying Funds' Principal Risks," include:
- The underlying funds are actively managed and therefore may underperform other mutual funds with similar investment objectives.
- Each underlying fund is subject to the risk of generally adverse markets. In general, the market prices of equity securities frequently are subject to greater volatility than the prices of fixed income securities.
- Real Estate Securities Fund is subject to risks associated with non-diversification and with concentrating its investments in the real estate industry. Real Estate Securities Fund is also subject to the risks associated with direct investments in real estate investment trusts.
- Large Cap Value Fund may invest up to 25% of its total assets in foreign securities which are dollar-denominated and publicly traded in the United States and High Income Bond Fund may invest up to 25% of its total assets in dollar-denominated debt obligations of foreign corporations and governments. These securities may involve risks not associated with the securities of domestic issuers.
- The funds may utilize derivatives such as options, futures contracts, options on futures contracts, and, in the case of High Income Bond Fund and U.S. Government Mortgage Fund, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. A fund will suffer a loss in connection with its use of derivatives if interest rates, indices, or securities prices do not move in the direction anticipated by the fund's advisor when entering into the derivative instrument or, in the case of credit default swaps, if the fund's advisor does not correctly evaluate the creditworthiness of the company or companies on which the swap is based.


                              2
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Fund Summary
Principal Risks CONTINUED

- High Income Bond Fund and U.S. Government Mortgage Fund are subject to interest rate risk (the risk that debt securities held by a fund will decrease in value when interest rates rise), income risk (the risk that a fund's income could decline due to falling market interest rates), credit risk (the risk that the issuer of debt securities will not make timely principal or interest payments on its securities), and call risk (the risk that the issuer of debt securities will prepay those securities before their stated maturity, requiring the fund to reinvest the prepayment at a lower interest rate).
- U.S. Government Mortgage Fund invests in mortgage-backed securities. These are subject to the risk that falling interest rates will cause faster than expected prepayments of the mortgages underlying the securities, which must be reinvested at lower interest rates. They are also subject to the risk that rising interest rates will cause prepayments to slow, extending the life of mortgage-backed securities with lower interest rates.
- High Income Bond Fund invests primarily in non-investment grade debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Possible Conflicts of Interest.   The fund and the underlying funds have the
same officers, directors, and investment advisor. If situations arise in which the interests of the fund are different from those of the underlying funds, these officers and directors and the advisor could be subject to conflicts of interest. For example, the advisor might determine that the fund should reduce its allocation of assets to a particular underlying fund, thus requiring the fund to redeem shares of the underlying fund, at a time when it is not in the best interests of the underlying fund to sell portfolio securities in order to meet the redemption request. The advisor will monitor the operations of the fund and the underlying funds for potential conflicts of interest, and recommend to the funds' board of directors the steps which it believes are necessary to avoid or minimize adverse consequences to the fund and the underlying funds.

Fund Performance

Because the fund has not been offered prior to the date of this prospectus, no performance information is presented.


                              3
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Fund Summary
Fees and Expenses
As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual operating expenses indirectly since they are deducted from fund assets. As illustrated in other tables under this caption, fund shareholders also indirectly bear a portion of the underlying funds' expenses.


---------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
---------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES
  (as a percentage of offering price)                            None
MAXIMUM DEFERRED SALES CHARGE (LOAD)
  (as a percentage of original purchase price or redemption
  proceeds, whichever is less)                                   None
---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
(as a percentage of average net assets)
---------------------------------------------------------------------
  Management Fees                                               0.25%
  Distribution and/or Service (12b-1) Fees                       None
  Other Expenses(1)                                             1.03%
  Total Annual Fund Operating Expenses                          1.28%
  Less Contractual Waiver of Fund Expenses(2)                 (1.18)%
  Net Expenses(2)                                               0.10%
---------------------------------------------------------------------



(1)"Other Expenses" are based on estimated amounts for the current fiscal year.



(2)The advisor has contractually agreed to waive fees and reimburse other fund expenses until June 30, 2007, so that Net Expenses do not exceed 0.10%. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2007, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.


COMBINED DIRECT AND INDIRECT EXPENSE RATIO


As noted above, in addition to the fund's direct expenses, fund shareholders also indirectly bear their proportionate share of the underlying funds' expenses. The estimated combined direct and indirect expense ratio, as a percentage of average net assets, borne by fund shareholders, taking into account underlying fund expenses indirectly borne by fund shareholders, is 0.98%, based on total operating expenses of the fund (including estimated "Other Expenses") and total operating expenses of the underlying funds as of their most recently completed fiscal years. This expense ratio assumes that the fund's assets are allocated 25% to each underlying fund. (As noted above, although the fund expects that, on a long-term basis, it will have an average of approximately 25% of its assets allocated to each underlying fund, the amount allocated to a particular fund at any point in time may range from 10% to 40%.) This information is based on contractual fee waivers and expense reimbursements in place through June 30, 2007. During this period, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors. These fee waivers and expense reimbursements may be terminated at any time after June 30, 2007. The advisor has contractually agreed to waive fees and reimburse expenses as set forth above, so that total operating expenses do not exceed 0.10%. If these fee waivers and expense reimbursements were not taken into account, the combined direct and indirect expense ratio for the fund would be 2.23%.



                              4
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Fund Summary
Fees and Expenses CONTINUED

EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It is based on a 25% allocation of the fund's assets to each of the underlying funds and assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your cost would be:



----------------------------------------------------------------
  1 year                                                    $226
----------------------------------------------------------------
  3 years                                                   $697


UNDERLYING FUND EXPENSE RATIOS

The table below lists the expense ratios of the underlying funds. Information in the table is for Class Y shares of the underlying fund, which is the only class of the underlying funds in which the fund invests.(1)

                                                          EXPENSE
UNDERLYING FUND                                          RATIO(2)
-----------------------------------------------------------------
Large Cap Value Fund                                        0.95%
Real Estate Securities Fund                                 1.00%
High Income Bond Fund                                       1.02%
U.S. Government Mortgage Fund                               0.83%
-----------------------------------------------------------------

(1)Any investments in Prime Obligations Fund, a money market fund advised by the fund's advisor, will be in Class Z shares.

(2)The expense ratios presented are based on the underlying funds' most recently completed fiscal year, absent any expense reimbursements or fee waivers. The advisor intends to voluntarily waive fees and reimburse other fund expenses through at least June 30, 2007 so that expense ratios do not exceed the following amounts: High Income Bond Fund, 0.85%; and U.S. Government Mortgage Fund, 0.70%. These fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the underlying funds' board of directors.


                              5
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Policies and Services
Purchasing and Redeeming Shares

GENERAL

You may purchase, redeem or exchange shares of the fund on any day when the New York Stock Exchange (NYSE) is open. Purchases, redemptions and exchanges may be restricted in the event of an early or unscheduled close of the NYSE.

The fund has authorized certain financial institutions ("authorized financial intermediaries") to accept purchase, redemption, or exchange orders on its behalf. Your purchase or redemption price will be equal to that day's net asset value (NAV) per share if your order is received by the fund or an authorized financial intermediary in proper form prior to the time the fund calculates its NAV. See "Calculating Net Asset Value" below. Contact your financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under "How to Purchase and Redeem Shares" and "How to Exchange Shares."

Some financial institutions may charge a fee for helping you purchase, redeem or exchange shares. Contact your financial institution for more information. No such fee will be imposed if you purchase shares directly from the fund.

SHORT-TERM TRADING OF FUND SHARES

The fund discourages purchases and redemptions of its shares in response to short-term fluctuations in the securities markets. The fund's board of directors has adopted policies and procedures designed to detect and deter short-term trading in the fund's shares that may disadvantage long-term fund shareholders. These policies are described below. The fund will not knowingly accommodate trading in its shares in violation of these policies. As discussed below, however, there is no guarantee that the fund will be able to detect such trading in all accounts. See "Omnibus Accounts" below.

Risks Associated with Short-Term Trading.   Short-term trading in a fund's
shares, particularly in larger amounts, may be detrimental to long-term shareholders of the fund. Depending on various factors, including the size of a fund, the amount of assets the fund typically maintains in cash or cash equivalents, the dollar amount and number and frequency of trades, and the types of securities in which the fund typically invests, short-term trading may interfere with the efficient management of the fund's portfolio, increase the fund's transaction costs, administrative costs and taxes, and/or impact the fund's performance.

In addition, the nature of a fund's portfolio holdings may allow a shareholder engaging in a short-term trading strategy to take advantage of possible delays between the change in the value of a fund's portfolio holdings and the reflection of that change in the net asset value of the fund's shares. Such a delay may occur in funds that have significant investments in foreign securities, where the value of those securities is established some time before the fund calculates its own share price, or in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. This type of short-term trading is sometimes referred to as "arbitrage market timing," and there is the possibility that such trading may dilute the value of fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based upon net asset values which do not reflect appropriate fair value prices.

Short-Term Trading Policies.   The fund's advisor monitors trading in fund
shares in an effort to identify short-term trading activity that may disadvantage long-term shareholders. Only transactions that exceed a certain dollar threshold that has been determined to be potentially disruptive to the management of the fund are subject to monitoring. It is the policy of the fund to permit no more than one round trip by an investor during any 90-calendar-day period. A round trip is defined as a purchase into or redemption out of the fund (including purchases or redemptions accomplished by an exchange) paired with an opposite direction redemption out of or purchase into the fund within 10 calendar days, in a dollar amount that exceeds the monitoring threshold. If the advisor determines that a shareholder has made more than one round trip during any 90-calendar-day period, the shareholder conducting such trading will, in less serious instances, be given an initial warning to discontinue such trading. In more serious instances (generally involving larger dollar amounts), or in the case of a second violation after an initial warning has been given, the shareholder may be temporarily or permanently barred from making future purchases into the fund or, alternatively, the fund may limit the amount, number or frequency of any future purchases and/or the method by which the shareholder may request future purchases (including purchases by an exchange or transfer between the fund and any other fund). In addition to the foregoing sanctions, the fund reserves the right to reject any purchase order at any time and for any reason, without prior written notice. The fund also reserves the right to revoke the exchange privileges of any person at any time and for any reason. In making determinations concerning the rejection of purchase orders and the revocation of exchange privileges, and in considering which sanctions to impose, the fund may consider an investor's trading history in any of the First American Funds, in non-First American mutual funds, or in accounts under a person's common ownership or control.

Certain transactions are not subject to the fund's short-term trading policies. These include transactions such as systematic redemptions and purchases; retirement plan contributions, loans and distributions (including hardship withdrawals); purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations; regular portfolio re-balancings in fee-based programs of registered investment advisors, financial planners and registered broker-dealers; and similar transactions.


                              6
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

Omnibus Accounts.   Fund shares are frequently held through omnibus account
arrangements, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary maintains an omnibus account with a fund for trading on behalf of its customers. The fund seeks to apply its short-term trading policies and procedures to these omnibus account arrangements and will request that the intermediary provide individual account level detail (or participant level detail in the case of retirement plans) to the fund if more than one round trip in any 90 day period is detected at the omnibus or plan level and such round trips appear to be (a) attributable to an individual shareholder or plan participant and (b) potentially detrimental to the fund and its shareholders based on such factors as the time between transactions, the size of the transactions and the type of fund involved. If short-term trading is detected at the individual account or participant level, the fund will request that the financial intermediary take appropriate action to curtail the activity. If the financial intermediary does not take action, the fund will take such steps as are reasonably practicable to curtail the excessive trading, including terminating the relationship with the intermediary if necessary.

While the fund will request that financial intermediaries apply the fund's short-term trading policies to their customers who invest indirectly in the fund, the fund is limited in its ability to monitor the trading activity or enforce the fund's short-term trading policies with respect to customers of financial intermediaries. For example, the fund might not be able to detect any short-term trading facilitated by a financial intermediary, if this were to occur.

SHARE CLASSES

The fund issues its shares in multiple classes. This prospectus offers Class Y shares.

Class Y shares are offered at net asset value, with no front-end or contingent deferred sales charge, but with an annual shareholder servicing fee of 0.25%. Class Y shares are available to:

- Individual investors who, after their purchase, will hold First American open-end fund shares with a current NAV of at least $5 million. In determining whether the $5 million dollar threshold has been reached, the investor's current purchase will be aggregated with First American open-end fund shares held at the time of purchase by certain related accounts if the investor notifies the fund of the existence of these accounts. See the Statement of Additional Information (SAI) for details.

- Trust companies or bank trust departments investing $1 million or more in the First American open-end funds.

- Group retirement plans sponsored or administered by an affiliate of the funds' investment advisor.

- Other group retirement plans with at least $5 million in plan assets. This plan asset requirement may be lowered or waived, at the discretion of the funds, for purchases by group retirement plans that are made through financial institutions such as banks or record keepers.

- Persons or plans participating in fee based programs who purchase shares through a financial institution that has a Class Y share selling agreement with the funds' distributor. Class Y shares are available to these investors only for purchases of $25,000 or more.

ADDITIONAL PAYMENTS TO INSTITUTIONS

The advisor and/or the distributor may pay additional compensation to financial institutions (institutions) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution's customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the fund to you. These payments are not reflected in the fees and expenses listed in the "Fund Summaries" section of the prospectus because they are not paid by the fund.

These payments are negotiated and may be based on such factors as the number or value of shares that the institution sells or may sell; the value of the assets invested in the fund by the institution's customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Certain institutions also receive payments in recognition of sub-accounting, recordkeeping or other services they provide to shareholders or plan participants who invest in the fund or other First American Funds through their retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the fund, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the SAI.


                              7
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Policies and Services
Purchasing and Redeeming Shares CONTINUED

CALCULATING NET ASSET VALUE

The fund generally calculates its NAV per share as of 3:00 p.m. Central time every day the New York Stock Exchange is open.

The fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The assets of the fund normally will consist primarily of shares of the underlying funds, which are valued at their net asset values.


For the underlying funds, investments and other assets will be valued at their market values. For securities traded on an exchange, we receive the price as reported by the exchange from one or more independent pricing services that have been approved by the funds' board of directors. These independent pricing services also provide security valuations for certain other underlying fund investments not traded on an exchange. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using procedures approved by the funds' board of directors. Under these procedures, fair values are generally determined by a pricing committee appointed by the board of directors. The types of securities for which such fair value pricing might be required include, but are not limited to:


- Securities, including securities traded in foreign markets, where an event occurs after the close of the market in which such security principally trades, but before NAV is determined, that will affect the value of such security, or the closing value is otherwise deemed unreliable.

- Securities whose trading has been halted or suspended.

- Fixed-income securities that have gone into default and for which there is no current market value quotation.

- Securities with limited liquidity, including certain high yield securities and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that an underlying fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the underlying fund determines its NAV per share.

HOW TO PURCHASE AND REDEEM SHARES

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. box will not be accepted. We may also ask for other identifying documents or information.

You may purchase or redeem shares by calling your financial institution. When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. You cannot purchase shares by wire on days when federally chartered banks are closed.

If the fund or an authorized financial intermediary receives your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American Fund. Exchanges are made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges that are deemed to constitute short-term trading. See "Short-Term Trading of Fund Shares" above.


                              8
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Policies and Services
Managing Your Investment

STAYING INFORMED

Shareholder Reports.   Shareholder reports are mailed twice a year, in October
and April. They include financial statements and performance information, and, on an annual basis, a message from your portfolio managers and the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the fund will try to limit its mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-FUND.

Statements and Confirmations.   Statements summarizing activity in your account
are mailed quarterly. Confirmations are mailed following each purchase or sale of fund shares. Generally, the fund does not send statements to individuals who have their shares held in an omnibus account.

DIVIDENDS AND DISTRIBUTIONS


Dividends from the fund's net investment income are declared and paid monthly. Any capital gains are distributed at least once each year.


On the ex-dividend date for a distribution, the fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund, unless you request that distributions be reinvested in another First American Fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-FUND. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

TAXES

Some of the tax consequences of investing in the fund are discussed below. More information about taxes is in the SAI. However, because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Taxes on Distributions.   The fund pays its shareholders dividends from its net
investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends paid from the net investment income of each fund may constitute "qualified dividends" taxable at the same rate as long-term capital gains (currently subject to a maximum rate of 15%). The fund will inform its shareholders of the portion of its dividends (if any) that constitutes "qualified dividends." Dividends paid from the fund's net investment income that do not constitute "qualified dividends" and dividends paid from short-term capital gains are taxable as ordinary income. Distributions of the fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

Taxes on Transactions.   The sale of fund shares, or the exchange of the fund's
shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


                              9
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Additional Information
Management


FAF Advisors, Inc., formerly known as U.S. Bancorp Asset Management, Inc., is the fund's investment advisor. FAF Advisors provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of January 31, 2006, FAF Advisors and its affiliates had more than $89 billion in assets under management, including investment company assets of more than $56 billion. As investment advisor, FAF Advisors manages the fund's business and investment activities, subject to the authority of the fund's board of directors.


The fund pays the investment advisor a monthly management fee for providing investment advisory services equal, on an annual basis, to 0.25% of the fund's average daily net assets.

A discussion regarding the basis for the board of directors' approval of the fund's advisory agreement will appear in the fund's annual report to shareholders for the fiscal period ending August 31, 2006.

Direct Correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

Investment Advisor (Funds and Underlying Funds)


FAF Advisors, Inc.

800 Nicollet Mall
Minneapolis, MN 55402

Distributor

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ADDITIONAL COMPENSATION


FAF Advisors, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, FAF Advisors receives compensation for acting as the fund's investment advisor. FAF Advisors, U.S. Bank and their affiliates also receive compensation from the fund as set forth below. In addition, these entities receive compensation from the underlying funds, as set forth in their prospectuses.


Custody Services.   U.S. Bank provides custody services to the fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of the fund's average daily net assets.



Administration Services.   FAF Advisors and its affiliate, U.S. Bancorp Fund
Services, LLC (Fund Services), act as the fund's administrator and sub-administrator, respectively, proving administration services that include general administrative and accounting services, blue sky services, and shareholder services. For such services, the fund pays FAF Advisors the fund's pro rata portion of up to 0.15% of the aggregate average daily net assets of all open-end funds in the First American family of funds. FAF Advisors pays Fund Services a portion of its fee, as agreed to from time to time.



Transfer Agency Services.   Fund Services provides transfer agency and dividend
disbursing services, as well as certain shareholder services, to the fund. Fund Services receives fees for transfer agency and dividend disbursing services based upon the number of share classes and shareholder accounts maintained. In addition, it receives from the fund 0.10% of the fund's average daily net assets for providing certain shareholder services and to reimburse it for making payments to certain financial institutions that maintain and provide services to omnibus accounts.


Other Compensation.   To the extent that fund shares are held through U.S. Bank
or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive payments from the fund's distributor and/or advisor as described above under "Policies and Services -- Purchasing and Redeeming
Shares -- Additional Payments to Institutions."

PORTFOLIO MANAGEMENT


Portfolio decisions are made by the advisor's asset allocation committee which consists of:



David R. Cline, Senior Equity Portfolio Manager. Mr. Cline co-manages the fund. Mr. Cline joined FAF Advisors in 1989 and has 18 years of investment analysis and portfolio management experience.



Mark S. Jordahl, Chief Investment Officer. Mr. Jordahl co-manages the fund. Prior to joining FAF Advisors in 2001, Mr. Jordahl was president and chief investment officer at ING Investment Management's Americas subsidiary. He has 24 years of financial industry experience.



David Chalupnik, CFA, Senior Managing Director, Head of Equities. Mr. Chalupnik co-manages the fund. Prior to joining FAF Advisors in 2002, Mr. Chalupnik served as chief investment officer for Chicago-based Duff & Phelps Investment Management Co. Mr. Chalupnik has more than 22 years of financial industry experience.



Tony Rodriguez, Senior Managing Director, Head of Fixed Income. Mr. Rodriguez co-manages the fund. Prior to joining FAF Advisors in 2002, Mr. Rodriguez was the director and head of global corporate bonds at Credit Suisse Asset Management in New York from 1999 to 2002. He has more than 22 years of financial industry experience.



Keith B. Hembre, CFA, Chief Economist and Head of Quantitative Analysis. Mr. Hembre co-manages the fund.



                              10
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Additional Information
Management continued


Mr. Hembre joined FAF Advisors in 1997 and has 14 years of financial industry experience.



The SAI provides additional information about the portfolio managers' compensations, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Fund.


More About the Fund

OBJECTIVE

The fund's objective, which is described in the "Fund Summary" section, may be changed without shareholder approval. If the fund's objective changes, you will be notified at least 60 days in advance. Please remember: There is no guarantee that the fund will achieve its objective.

INVESTMENT STRATEGIES

The fund's principal investment strategies are discussed in the "Fund Summary" section. These are the strategies that the fund's investment advisor believes are most likely to be important in trying to achieve the fund's objective. You should be aware that the fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 800 677-FUND.

PORTFOLIO TURNOVER

The fund's investment advisor expects to make asset reallocation decisions on a monthly basis, although it may make these decisions more frequently if warranted by market conditions. Although the fund is expected to have low portfolio turnover rates, the underlying funds may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders, including the fund, when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the underlying fund pays when it buys and sells securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the fund's SAI.


                              11
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Additional Information
The Underlying Funds

The objectives, principal investment strategies, and principal risks of the underlying funds are summarized below. There is no assurance that any of the underlying funds' investment objectives will be achieved.

Additional information about the underlying funds is contained in their prospectuses and statements of additional information. You can obtain copies of these documents by calling 800 677-FUND.

LARGE CAP VALUE FUND

OBJECTIVE

Large Cap Value Fund's primary objective is capital appreciation. Current income is a secondary objective of the fund.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Value Fund invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of large-capitalization companies, defined as companies that have market capitalizations within the range of market capitalizations of companies constituting the Russell 1000 Index. This index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. While the market capitalizations of companies in the Russell 1000 Index ranged from approximately $796 million to $358.3 billion as of October 31, 2005, the advisor typically invests in common stocks that have market capitalizations of at least $3 billion at the time of purchase.

The advisor selects companies that it believes meet at least two of the following criteria:
- undervalued relative to other securities in the same industry or market.
- good or improving fundamentals.
- an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

In addition, the fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the fund's permissible investments in United States domestic securities.

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:
- Active Management Risk
- Common Stock Risk
- Derivative Instrument Risk
- Foreign Security Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.

REAL ESTATE SECURITIES FUND

OBJECTIVE

Real Estate Securities Fund's objective is to provide above average current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, Real Estate Securities Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in income-producing common stocks of publicly traded companies engaged in the real estate industry. These companies derive at least 50% of their revenues or profits from the ownership, construction, management, financing or sale of real estate, or have at least 50% of the fair market value of their assets invested in real estate. The advisor will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

A majority of the fund's total assets will be invested in real estate investment trusts (REITs). REITs are publicly traded corporations or trusts that invest in residential or commercial real estate. REITs generally can be divided into the following three types:
- equity REITs, which invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains or real estate appreciation.
- mortgage REITs, which invest the majority of their assets in real estate mortgage loans and derive their income primarily from interest payments.
- hybrid REITs, which combine the characteristics of equity REITs and mortgage REITs.

The fund expects to emphasize investments in equity REITs, although it may invest in all three kinds of REITs.

The fund may utilize derivatives such as options, futures contracts, and options on futures contracts in an attempt to manage market or business risk or enhance the fund's return.


                              12
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Additional Information
The Underlying Funds CONTINUED

PRINCIPAL RISKS

The value of your investment in this fund will change daily, which means you could lose money. The principal risks of investing in this fund include:
- Active Management Risk
- Common Stock Risk
- Derivative Instrument Risk
- Non-Diversification Risk
- Real Estate Investment Trust (REIT) Risk
- Real Estate Sector Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.

HIGH INCOME BOND FUND

OBJECTIVE

High Income Bond Fund's objective is to provide investors with a high level of current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, High Income Bond Fund will invest primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. Fund managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in dollar dominated debt obligations of foreign corporations and governments.

The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater that the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:
- Active Management Risk
- Call Risk
- Credit Risk
- Derivative Instrument Risk
- Foreign Security Risk
- High-Yield Securities Risk
- Income Risk
- Interest Rate Risk
- Liquidity Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.

U.S. GOVERNMENT MORTGAGE FUND

OBJECTIVE

U.S. Government Mortgage Fund's objective is to provide investors with high current income to the extent consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, U.S. Government Mortgage Fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States government.


                              13
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Additional Information
The Underlying Funds CONTINUED

Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality. Mortgage-backed securities include securities issued by U.S. government-sponsored entities such as Ginnie Mae, Fannie Mae, and Freddie Mac.

When selecting securities for the fund, the portfolio managers use a "top-down" approach, looking first at general economic factors and market conditions, then at individual securities.

Under normal market conditions, the fund attempts to maintain a weighted average effective maturity of ten years or less. The fund may utilize derivatives such as options, futures contracts, options on futures contracts, interest rate caps and floors, interest rate, total return and credit default swap agreements, and options on the foregoing types of swap agreements. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund's portfolio or for speculative purposes in an effort to increase the fund's yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

PRINCIPAL RISKS

The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. The principal risks of investing in this fund include:

- Active Management Risk

- Credit Risk

- Derivative Instrument Risk

- Income Risk

- Interest Rate Risk

- Mortgage-Backed Securities Risk

See "The Underlying Funds' Principal Risks" below for a discussion of these risks.


                              14
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Additional Information
The Underlying Funds CONTINUED

THE UNDERLYING FUNDS' PRINCIPAL RISKS

The principal risks of investing in the underlying funds are described below.

Active Management Risk.   Each fund is actively managed and its performance
therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

Call Risk.   Investments in debt securities are subject to call risk. Bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund's income.

Common Stock Risk.   Stocks may decline significantly in price over short or
extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular fund invests, such as value stocks or large-capitalization issuer stocks, may underperform the market as a whole.

Credit Risk.   By investing in debt securities, an underlying fund is subject to the risk that the issuers of those securities held by a fund will not make payments on the securities or that the other party to an investment contract will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the advisor's analysis of credit risk without the assessment of an independent rating organization, such as Moody's or Standard & Poor's.

Derivative Instrument Risk.   The use of derivative instruments exposes a fund
to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices, index prices, or interest rates will not move in the direction that the advisor anticipates; in the case of a credit default swap, the risk that the advisor will not correctly evaluate the creditworthiness of the company or companies on which the swap is based; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the fund's initial investment in that instrument; and, particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses derivative instruments and the advisor's judgment proves incorrect, the fund's performance could be worse than if it had not used these instruments.

The funds may enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, there may not be a liquid market for OTC derivatives. As a result, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Foreign Security Risk.   Securities of foreign issuers, even when
dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

High-Yield Securities Risk.   A significant portion of the portfolio of High
Income Bond Fund may consist of corporate debt obligations rated below investment grade, which are commonly referred to as "high-yield" securities or "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Income Risk.   The income of High Income Bond Fund and U.S. Government Mortgage
Fund could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk" above, or prepaid, see "Mortgage-Backed Securities Risk" below) in lower-yielding securities.

Interest Rate Risk.   Debt securities in the underlying funds will fluctuate in
value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and


                              15
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

Additional Information
The Underlying Funds CONTINUED

decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

Liquidity Risk.   High Income Bond Fund will be exposed to liquidity risk to the extent it invests in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance. Infrequent trading may also lead to greater price volatility.

Mortgage-Backed Securities Risk.   Mortgage-backed securities are secured by and
payable from pools of mortgage loans. These mortgages generally can be prepaid at any time without penalty. As a result, mortgage-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Non-Diversification Risk.   Real Estate Securities Fund is non-diversified. This
means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the fund's assets may be invested in the securities of a limited number of issuers, and because those issuers generally will be in the real estate industry, the fund's portfolio securities may be more susceptible to any single economic or regulatory occurrence than the portfolio securities of a diversified fund.

Real Estate Investment Trust (REIT) Risk.   The Real Estate Securities Fund
invests a majority of its assets in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. REITs are subject to other risks as well, including the fact that REITs are dependent on specialized management skills which may affect their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property.

A REIT can pass its income through to shareholders or unitholders without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk that a REIT held by the fund will fail to qualify for this tax-free pass-through treatment of its income.

By investing in REITS indirectly through a fund, in addition to bearing a proportionate share of the expenses of the fund, you will also indirectly bear similar expenses of the REITs in which the fund invests.

Real Estate Sector Risk.   The stocks of companies within specific industries or
sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector. Real Estate Securities Fund invests primarily in equity securities of publicly traded companies in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to them, and companies which service the real estate industry.


                              16
                      PROSPECTUS - First American Income Builder Fund
                                    Class Y Shares

(FIRST AMERICAN FUNDS LOGO)

FOR MORE INFORMATION

More information about the fund is available in the fund's Statement of Additional Information and annual and semiannual reports, and on the First American Funds' Internet Web site.

FIRST AMERICAN FUNDS WEB SITE

Information about the First American Funds may be viewed on the funds' Internet Web site at http://www.firstamericanfunds.com.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

ANNUAL AND SEMIANNUAL REPORTS

Additional information about the fund's investments will be available in the fund's annual and semiannual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


You can obtain a free copy of the fund's SAI and/or most recent annual or semiannual reports, request other information about the fund, and make shareholder inquiries by calling Investor Services at 800 677-FUND. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.


You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room, 100 F Street N.E., Washington, D.C. 20549. For more information, call 1-202-551-8090.

Information about the fund is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

SEC file number:  811-07687                                     PROINCBLDY  5/06
--------------------------------------------------------------------------------

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

                       FIRST AMERICAN STRATEGY FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 31, 2006

                               INCOME BUILDER FUND

     This Statement of Additional Information relates to the Class A, Class B, Class C, and Class Y Shares of Income Builder Fund, a series of First American Strategy Funds, Inc. ("FASF"). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Fund's current Prospectuses dated May 31, 2006. This Statement of Additional Information is incorporated by reference into the Fund's Prospectuses. To obtain copies of a Prospectus or the Fund's Annual Report, when one becomes available, at no charge, write the Fund's distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or call Investor Services at 800 677-FUND. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

                                                                                                PAGE
                                                                                                ----
GENERAL INFORMATION.........................................................................     1

INVESTMENT RESTRICTIONS OF THE FUND.........................................................     2

ADDITIONAL INFORMATION CONCERNING INVESTMENTS BY THE FUND AND THE UNDERLYING FUNDS..........     3
     Short-Term Investments.................................................................     3
     Repurchase Agreements..................................................................     4
     When-Issued and Delayed Delivery Transactions..........................................     5
     Dollar Rolls...........................................................................     5
     Lending of Portfolio Securities........................................................     5
     Options Transactions...................................................................     6
     Futures and Options on Futures.........................................................     8
     CFTC Information.......................................................................    10
     Interest Rate Caps and Floors..........................................................    10
     Swap Agreements........................................................................    10
     Foreign Securities.....................................................................    11
     Real Estate Investment Trust ("REIT") Securities.......................................    13
     Mortgage-Backed Securities.............................................................    13
     Adjustable Rate Mortgage Securities....................................................    16
     Corporate Debt Securities..............................................................    16
     Asset-Backed Securities................................................................    16
     Collateralized Debt Obligations........................................................    16
     Debt Obligations Rated Less Than Investment Grade......................................    17
     Brady Bond.............................................................................    17
     U.S. Government Securities.............................................................    18
     Inflation Protected Securities.........................................................    18
     Zero Coupon Securities.................................................................    19
     Fixed and Floating Rate Debt Obligations...............................................    19
     Participation Interests................................................................    20
     Fixed Income Securities - Equity Funds.................................................    20
     Payment-In-Kind Debentures and Delayed Interest Securities.............................    20
     Preferred Stock; Convertible Securities................................................    21
     Trust Preferred Securities.............................................................    21
     Exchange Traded Funds..................................................................    21
     Closed-End Investment Companies........................................................    21
     Money Market Funds.....................................................................    21

INVESTMENT RESTRICTIONS OF THE UNDERLYING FUNDS.............................................    22
DISCLOSURE OF PORTFOLIO HOLDINGS............................................................    24
     Public Disclosure......................................................................    24
     Nonpublic Disclosure...................................................................    24

                                                                                           PAGE
                                                                                           --------
DIRECTORS AND EXECUTIVE OFFICERS...................................................              26
     Independent Directors.........................................................              26
     Executive Officers............................................................              27
     Standing Committees of the Board of Directors.................................              29
     Fund Shares Owned by the Directors............................................              30
     Compensation..................................................................              31
     Sales Load....................................................................              32

CODE OF ETHICS.....................................................................              32

PROXY VOTING POLICIES..............................................................              32

INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND................................              32
     Investment Advisor............................................................              32
     Additional Payments to Financial Institutions.................................              33
     Administrator.................................................................              36
     Transfer Agent................................................................              36
     Distributor...................................................................              36
     Custodian and Independent Registered Public Accounting Firm...................              37

INVESTMENT ADVISORY SERVICES FOR THE UNDERLYING FUNDS..............................              38
     Investment Advisor for the Underlying Funds...................................              38

PORTFOLIO MANAGERS.................................................................              38
     Compensation..................................................................              38
     Ownership.....................................................................              40

PORTFOLIO TRANSATIONS AND ALLOCATION OF BROKERAGE..................................              40

CAPITAL STOCK......................................................................              41

NET ASSET VALUE AND PUBLIC OFFERING PRICE..........................................              41

TAXATION...........................................................................              42

REDUCING SALES CHARGES.............................................................              42
     Class A Sales Charge..........................................................              42
     Sales of Class A Shares at Net Asset Value....................................              43
     Reinvestment Right............................................................              44

ADDITIONAL INFORMATION ABOUT REDEEMING SHARES......................................              44
     By Telephone..................................................................              44
     By Mail.......................................................................              44
     Redemption Before Purchase Instruments Clear..................................              45

RATINGS......................................................................... ..      Appendix A


PROXY VOTING POLICES AND PROCEDURE.............................................. ..      Appendix B

                               GENERAL INFORMATION

      First American Strategy Funds, Inc. ("FASF") was incorporated in the State of Minnesota on June 19, 1996. FASF is organized as a series fund and currently issues shares in five series. Each series of shares represents a separate investment portfolio with its own investment objectives and policies (in essence, a separate mutual fund). This Statement of Additional Information relates to the series of FASF known as the Income Builder Fund (the "Fund"). The Fund is an open-end diversified investment company.

      As described in the Fund's Prospectuses, the Fund seeks to achieve its investment objectives by investing primarily in four other mutual funds which are also advised by the Fund's investment advisor. These other mutual funds are Large Cap Value Fund, Real Estate Securities Fund, High Income Bond Fund and U.S. Government Mortgage Fund, each of which is a series of First American Investment Funds, Inc. These other funds are referred to herein and in the Prospectuses collectively as the "Underlying Funds." Large Cap Value Fund and Real Estate Securities Fund are referred to herein collectively as the "Equity Funds" and High Income Bond Fund and U.S. Government Mortgage Fund are referred to herein collectively as the "Fixed Income Funds."

      Shareholders may purchase shares of the Fund through four separate classes, Class A, Class B, Class C, and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the 1940 Act, the Fund may also provide for variations in other costs among the classes. In addition, a sales load is imposed on the sale of Class A, Class B and Class C Shares of the Fund. Except for the foregoing differences among the classes pertaining to costs and fees, each share of the Fund represents an equal proportionate interest in that Fund.

      The Bylaws of FASF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act. Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting power of all shares entitled to vote may demand a regular meeting of shareholders. Minnesota law further provides that a special meeting of shareholders may be called by a shareholder or shareholders holding 10% or more of the voting power of all shares entitled to vote, except that a special meeting for the purpose of considering any action to facilitate or effect a business combination, including any action to change or otherwise affect the composition of the board of directors for that purpose, must be called by 25% or more of the voting power of all shares entitled to vote. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of investment advisory contracts and amendments thereto, and for amendments to Rule 12b-1 distribution plans.

      This Statement of Additional Information may also refer to affiliated investment companies, including: First American Funds, Inc. ("FAF"); First American Investment Funds, Inc. ("FAIF"); and eight separate closed-end funds (American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., American Select Portfolio Inc., American Income Fund, Inc. and First American Minnesota Municipal Income Fund II, Inc.) collectively referred to as the First American Closed-End Funds ("FACEF").

                      INVESTMENT RESTRICTIONS OF THE FUND

      In addition to the investment objectives and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Investments by the Fund and the Underlying Funds" below, the Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 5 below are fundamental and cannot be changed without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

      None of the investment restrictions set forth below shall be deemed to restrict the Fund from holding securities of investment companies which engage in the activities described in such investment restrictions. None of the investment restrictions set forth below shall be deemed to restrict the Fund from receiving, holding, and disposing of any securities received as a result of an in-kind redemption by an investment company whose shares are held by the Fund.

      The Fund:

      1. Will concentrate its investments in other investment companies, but will not concentrate its investments in any particular industry. Investing in one or more other investment companies that in turn concentrate their investments in one or more particular industries shall not violate this limitation. For purposes of this limitation, the U.S. government and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      2. Will not borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      3. Will not purchase physical commodities or contracts relating to physical commodities.

      4. Will not purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

      5. Will not act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

      6. Will not make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      For purposes of applying the limitation set forth in number 1 above, according to the present interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if more than 25% of its total assets, based on current market value at the time of purchase, were invested in that industry.

      For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

      For purposes of applying the limitation set forth in number 6 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section

18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.


      The following restrictions are non-fundamental and may be changed by FASF's Board of Directors without shareholder vote. The Fund will not:


      1. Invest more than 15% of its net assets in all forms of illiquid investments.

      2. Make additional investments while its borrowings exceed 5% of total assets.

      3.    Make short sales of securities.

      4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

      With respect to the non-fundamental restriction set forth in number 1 above, the Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of the Fund's net assets are invested in illiquid investments, the Fund will reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.

                  ADDITIONAL INFORMATION CONCERNING INVESTMENTS
                      BY THE FUND AND THE UNDERLYING FUNDS

      The principal investment strategies of the Fund and the Underlying Funds are set forth in the Fund's Prospectuses. Additional information concerning such principal investment strategies and other investment strategies that may be made by the Fund and the Underlying Funds is set forth under this caption. The Fund and Underlying Funds have attempted to identify investment strategies that will be employed in pursuing the Fund's and each Underlying Fund's investment objective. However, in the absence of an affirmative limitation, the Fund or an Underlying Fund may utilize any strategy or technique that is consistent with its investment objective. The Fund does not anticipate that any such strategy or technique would exceed 5% of the Fund's or an Underlying Fund's assets absent specific identification of that practice. Additional information concerning the Fund's investment restrictions is set forth above under the caption "Investment Restrictions of the Fund," and additional information concerning the Underlying Funds' investment restrictions is set forth below under the caption "Investment Restrictions of the Underlying Funds."

      A percentage limitation on investments by an Underlying Fund stated in this SAI is adhered to at the time of an investment. A later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing.

SHORT-TERM INVESTMENTS


     In an attempt to respond to adverse market, economic, political or other conditions, the Fund and each Underlying Fund may temporarily invest without limit in a variety of short-term instruments such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of an Underlying Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Fund and the Underlying Funds may so invest include money market funds advised by the Fund's investment advisor, FAF Advisors, Inc., (formerly known as U.S. Bancorp Asset Management, Inc.)("FAF Advisors" or the "Advisor"), subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC") with respect thereto.


     The bank instruments in which the Fixed Income Funds invest may also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. In each instance, the Fixed Income Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.


      Short-term investments and repurchase agreements may be entered into on a joint basis by the Fund, the Underlying Funds and other funds advised by the Advisor to the extent permitted by an exemptive order issued by the Securities and Exchange Commission. A brief description of certain kinds of short-term instruments follows:



      Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in their respective Prospectus and Statement of Additional Information, the Fund and the Underlying Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Fund and the Underlying Funds also may invest in commercial paper that is not rated but that is determined by the Advisor to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see Appendix A.


      Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.


      Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund or an Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund or an Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.


      Variable Rate Demand Obligations. Variable rate demand obligations ("VRDO") are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days' notice or at specified intervals not exceeding 397 calendar days on no more than 30 days' notice.

REPURCHASE AGREEMENTS

      Each of the Underlying Funds may enter into repurchase agreements as a non-principal investment strategy. A repurchase agreement involves the purchase by an Underlying Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Underlying Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Underlying Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), an Underlying Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Advisor will monitor the creditworthiness of the firms with which the Underlying Funds enter into repurchase agreements.

      The Underlying Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Underlying Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each of the Underlying Funds may purchase securities on a when-issued or delayed delivery basis as a non-principal investment strategy. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. An Underlying Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date.

      The purchase of securities on a when-issued or delayed delivery basis exposes an Underlying Fund to risk because the securities may decrease in value prior to delivery. In addition, an Underlying Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Underlying Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller's failure to deliver securities to an Underlying Fund could prevent the Underlying Fund from realizing a price or yield considered to be advantageous.

      When an Underlying Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Underlying Fund will segregate cash or liquid securities in an amount sufficient to meet its purchase commitments. It may be expected that an Underlying Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because an Underlying Fund will set aside cash or liquid securities to satisfy its purchase commitments, its liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its total assets. Under normal market conditions, however, an Underlying Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.

DOLLAR ROLLS

      In connection with their ability to purchase securities on a when-issued or delayed delivery basis, the Underlying Fixed Income Funds may enter into mortgage "dollar rolls" in which an Underlying Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a future date. In a mortgage dollar roll, a Fixed Income Fund gives up the right to receive principal and interest paid on the securities sold. However, these Underlying Funds would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fixed Income Funds compared with what such performance would have been without the use of mortgage dollar rolls. Each Fixed Income Fund will segregate until the settlement date cash or liquid securities in an amount equal to the forward purchase price.

LENDING OF PORTFOLIO SECURITIES

      In order to generate additional income, as a non-principal investment strategy each of the Underlying Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Underlying Funds will only enter into domestic loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Underlying Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Underlying Fund. During the time portfolio securities are on loan, the borrower pays the lending Underlying Fund any dividends or interest paid on the securities. Loans are subject to termination by the lending Underlying Fund or the borrower at any time. While an Underlying Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The

Underlying Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees paid to an affiliate of the Advisor) in connection with these loans.

      When an Underlying Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Underlying Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Underlying Fund held the securities. See "Taxation."

      The Advisor acts as securities lending agent for the Underlying Funds and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting the Advisor to provide such services and receive such compensation. The Advisor receives fees equal to 32% of the Underlying Funds' income from securities lending transactions.

OPTIONS TRANSACTIONS

      To the extent set forth below, the Underlying Funds may purchase put and call options on securities, stock indices, interest rate indices, commodity indices, and/or foreign currencies. These transactions will be undertaken for the purpose of reducing risk to the Underlying Funds; that is, for "hedging" purposes, or, in the case of options written by an Underlying Fund, to produce additional income. Options on futures contracts are discussed below under " -- Futures and Options on Futures."

      Options on Securities. As a principal investment strategy, the Underlying Funds may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

      An Underlying Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, an Underlying Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, an Underlying Fund may purchase call options to hedge against an increase in the price of securities that the Underlying Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

      Options on Stock, Interest Rate and Commodity Indices. As principal investment strategies, the Equity Funds may purchase put and call options on stock indices and the Fixed Income Funds may purchase put and call options on interest rate indices. An option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for index options are always in cash. Gain or loss depends on market movements with respect to specific financial instruments or commodities. The multiplier for index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying index. Options on different indices may have different multipliers.



     Writing Call Options -- Equity Funds. As a principal investment strategy, the Equity Funds may write (sell) covered call options covering up to 25% of the equity securities owned by such Funds. These transactions would be undertaken principally to produce additional income.

     Covered Options. The Underlying Funds will write options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets in such amount are segregated) upon conversion or exchange of the securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund segregates liquid assets in an amount equal to the contract value of the index. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Underlying Fund in segregated liquid assets. A put option on a security or index is "covered" if the Underlying Fund segregates liquid assets equal to the exercise price. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Underlying Fund's immediate obligations. The Underlying Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Underlying Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

      Expiration or Exercise of Options. If an option written by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Underlying Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

      An Underlying Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. An Underlying Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Underlying Fund will realized a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Underlying Fund. The premium received for an option written by an Underlying Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked price.

      Risks Associated with Options Transactions. There are several risks associated with options transactions. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill it obligations as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by an Underlying Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put) or remains less than or equal to the exercise price (in the case of a call), the Underlying Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

      If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, an Underlying Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by an Underlying Fund is covered by an option on the same index purchased by the Underlying Fund, movements in the index may result in a loss to the Underlying Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      Limitations. None of the Underlying Funds will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. An Underlying Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

FUTURES AND OPTIONS ON FUTURES

      The Underlying Funds may engage in futures transactions and options on futures as a principal investment strategy, including stock and interest rate index futures contracts and options thereon.

      A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

      An interest rateor index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

      The Underlying Funds intend generally to use futures contracts and futures options to hedge against market risk. For example, a Fixed Income Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Underlying Fund's securities or the price of the securities that the Underlying Fund intends to purchase. The Underlying Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce an

Underlying Fund's exposure to interest rate fluctuations, the Underlying Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

      The Underlying Funds will only enter into futures contracts and futures options which are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.

      When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. Margin requirement on foreign exchanges may be modified during the term of the contract. Margin requirements on foreign exchanges may be different than U.S. exchanges. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Underlying Funds expect to earn interest income on their initial margin deposits. A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Underlying Fund but is instead a settlement between the Underlying Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Underlying Fund will mark to market its open futures positions.

      An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

      Futures transactions also involve brokerage costs and the Underlying Fund may have to segregate additional liquid assets in accordance with applicable SEC requirements.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Underlying Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      The Underlying Funds may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet the Underlying Fund's immediate obligations.

      Limitations on Use of Futures and Futures Options. Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of an Underlying Fund's total assets. Futures transactions will be limited to the extent necessary to maintain an Underlying Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code").

      Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Underlying Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position, and the Underlying Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

CFTC INFORMATION

      The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended (the "CEA"). The CFTC requires the registration of a Commodity Pool Operator ("CPO"), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company that files a notice of eligibility. The Underlying Funds which may invest in futures or options contracts have filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, are not subject to registration or regulation as a CPO under the CEA.

INTEREST RATE CAPS AND FLOORS

      The Fixed Income Funds may purchase or sell interest rate caps and floors to preserve a return or a spread on a particular investment or portion of its portfolio or for other non-speculative purposes. The purchase of an interest rate cap entitles the purchaser, to the extent a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

SWAP AGREEMENTS

      The Fixed Income Funds may enter into interest rate, total return and credit default swap agreements as a principal investment strategy. The Fixed Income Funds may also enter into options on the foregoing types of swap agreements ("swap options") and in bonds issued by special purpose entities that are backed by a pool of swaps.

      Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined investment or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. The Fixed Income Funds may write (sell) and purchase put and call swap options.

      Interest rate swaps involve the exchange of a fixed rate of interest for a floating rate of interest, usually over a one- to ten-year term. Total return swaps involve the exchange of a floating rate of interest for a coupon equal to the total return of a specified market index, usually over a three-month to one-year term. Credit default swaps involve the exchange of a monthly interest rate spread over a period of time for the risk of default by an individual corporate borrower or with respect to a basket of securities.

      One example of the use of swaps within a Fixed Income Fund may be to manage the interest rate sensitivity of the Fund. The Fund might receive or pay a fixed interest rate of a particular maturity and pay or receive a floating rate in order to increase or decrease the duration of the Fund. Or, the Fund may buy or sell swap options to effect the same result. The Fixed Income Fund may also replicate a security by selling it, placing the proceeds in cash deposits, and receiving a fixed rate in the swap market.

      Another example of the use of swaps within a Fixed Income Fund is the use of credit default swaps to buy or sell credit protection. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The Fund may enhance income by selling protection or protect credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market. The credit protection market is still relatively new and should be considered illiquid.

      Most swap agreements entered into by a Fixed Income Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by the Advisor.

      The use of swap agreements by a Fixed Income Fund entails certain risks. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the Fund. Total return swaps could result in losses if the reference index does not perform as anticipated by the Fund. Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based.

      A Fixed Income Fund will generally incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When a Fund purchases a swap option it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option it will be obligated, upon exercise of the option, according to the terms of the underlying agreement.

      Because swaps are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fixed Income Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

FOREIGN SECURITIES

      General. The Underlying Funds other than U.S. Government Mortgage Fund may invest in foreign securities as a principal investment strategy.

      Under normal market conditions, the Equity Funds each may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts. High Income Bond Fund may invest up to 25% of its total assets in foreign securities payable in United States dollars. These securities may include securities issued or guaranteed by (i) the government of Canada, any Canadian province, or any instrumentality or political subdivision thereof; (ii) any other foreign government, agency or instrumentality; (iii) foreign subsidiaries of United States corporations; and (iv) foreign banks having total capital and surplus at the time of investment of at least $1 billion.

      Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

      In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

      Emerging Markets. High Income Bond Fund may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries as a non-principal investment strategy, but only if the securities are rated investment grade. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.

      Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party's influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

      Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.

      Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of the Fund's assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund's cash and securities, the Fund's investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.

      American Depositary Receipts. United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign securities, the Equity Funds can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

      Certain American Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.

REAL ESTATE INVESTMENT TRUST ("REIT") SECURITIES

      A majority of Real Estate Securities Fund's total assets will be invested in securities of real estate investment trusts. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

      REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and derives its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although Real Estate Securities Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

      Because Real Estate Securities Fund invests primarily in the real estate industry, it is particularly subject to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and incomes from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

      Because Real Estate Securities Fund may invest a substantial portion of its assets in REITs, it also is subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and incomes from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code, or by their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through Real Estate Securities Fund, a shareholder of Real Estate Securities Fund bears not only a proportionate share of the expenses of Real Estate Securities Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

MORTGAGE-BACKED SECURITIES

      U.S. Government Mortgage Fund invests in mortgage-backed securities as a principal investment strategy. High Income Bond Fund may invest in such securities as a non-principal investment strategy. These investments include Agency Pass-Through Certificates, private pass-through securities and collateralized mortgage obligations ("CMOs"), as described below.

      Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

      FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

      FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

      The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

      The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

      Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of commercial fixed rate, conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fixed Income Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

      The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

      CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Fixed Income Funds will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Advisor. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

      CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

      - In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

      - A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

      - An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

      - An interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

      - A floating rate class of CMOs entitles the holder to receive interest at a rate that changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate that changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates that they bear.

      - A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class that is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

      It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities. Neither of the Fixed Income Funds will invest more than 10% of their total fixed income assets in interest-only, principal-only, inverse interest only or inverse floating rate mortgage-backed securities.

ADJUSTABLE RATE MORTGAGE SECURITIES

      The Fixed Income Funds may invest in adjustable rate mortgage securities ("ARMS") as a non-principal investment strategy. ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMs move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

      ARMS typically have caps that limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.

CORPORATE DEBT SECURITIES

      High Income Bond Fund may invest in corporate debt securities as a principal investment strategy. U.S. Government Mortgage Fund may invest in such securities as a non-principal investment strategy. Corporate debt securities are fully taxable debt obligations issued by corporations. These securities fund capital improvements, expansions, debt refinancing or acquisitions that require more capital than would ordinarily be available from a single lender. Investors in corporate debt securities lend money to the issuing corporation in exchange for interest payments and repayment of the principal at a set maturity date. Rates on corporate debt securities are set according to prevailing interest rates at the time of the issue, the credit rating of the issuer, the length of the maturity and other terms of the security, such as a call feature. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. In addition, corporate restructurings, such as mergers, leveraged buyouts, takeovers or similar corporate transactions are often financed by an increase in a corporate issuer's debt securities. As a result of the added debt burden, the credit quality and market value of an issuer's existing debt securities may decline significantly.

ASSET-BACKED SECURITIES

      High Income Bond Fund may invest in asset-backed securities as a non-principal investment strategy. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

COLLATERALIZED DEBT OBLIGATIONS

      High Income Bond Fund may invest in collateralized debt obligations ("CDOs") as a non-principal investment strategy. Similar to CMOs, CDOs are debt obligations typically issued by a private special-purpose entity and collateralized principally by debt securities (including, for example, high-yield, high-risk bonds, structured finance securities including asset-backed securities, CDOs, mortgage-backed securities and REITs) or corporate loans. The special purpose entity typically issues one or more classes (sometimes referred to as "tranches") of rated debt securities, one or more unrated classes of debt securities that are generally treated as equity interests, and a residual equity interest. The tranches of CDOs typically have different interest rates, projected weighted average lives and ratings, with the higher rated tranches paying lower interest rates. One or more forms of credit enhancement are almost always necessary in a CDO structure to obtain the desired credit ratings for the most highly rated debt securities issued by the CDO. The types of credit enhancement used include "internal" credit enhancement provided by the underlying assets themselves, such as subordination, excess spread and cash collateral accounts, hedges provided by interest rate swaps, and "external" credit enhancement provided by third parties, principally financial guaranty insurance issued by monoline insurers. Despite this credit enhancement, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of lower rated protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. CDOs can be less liquid than other publicly held debt issues, and require additional structural analysis.

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

      High Income Bond Fund invests primarily in non-investment grade debt obligations. Debt obligations rated less than "investment grade" are sometimes referred to as "high yield securities" or "junk bonds." To be consistent with the ratings methodology used by Lehman Brothers, the provider of the benchmarks of High Income Bond Fund, a debt obligation is considered to be rated "investment grade" if two of Moody's, Standard & Poor's and Fitch rate the security investment-grade (i.e. at least Baa3, BBB- and BBB-, respectively). If ratings are provided by only two of those ratings agencies, the more conservative rating is used to determine whether the security is investment-grade. If only one of those rating agencies provides a rating, that rating is used. For a description of the rating categories of Moody's, Standard & Poor's and Fitch, see Appendix A. There are no minimum rating requirements for investments by High Income Bond Fund (which means that this Underlying Fund may invest in bonds in default).

      Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations. If the issuer of a security held by High Income Bond Fund defaulted, the Underlying Fund might incur additional expenses to seek recovery.

      In addition, the secondary trading market for less than investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for High Income Bond Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.

      Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of High Income Bond Fund's use of non-investment grade debt obligations may be more dependent on the Advisor's own credit analysis than is the case with investment grade obligations.

BRADY BONDS

      High Income Bond Fund may invest in U.S. dollar-denominated "Brady Bonds" as a non-principal investment strategy. These foreign debt obligations, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the "residual risk."

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments.

U.S. GOVERNMENT SECURITIES

      The Fixed Income Funds invest in U.S. government securities as a principal investment strategy and the Equity Funds may invest in such securities as a non-principal investment strategy. The U.S. government securities in which the Underlying Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which such Underlying Funds invest principally are:

      - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

      - notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

      - notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

      - notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

      The government securities in which the Underlying Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities such as GNMA mortgage-backed securities are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the FNMA or FHLMC are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See " -- Mortgage-Backed Securities" above for a description of these securities and the Underlying Funds that may invest in them.

INFLATION PROTECTED SECURITIES

      The Fixed Income Funds may invest in inflation protected securities as a non-principal investment strategy. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

      Inflation protected securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased an inflation protected bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years' inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

      If the periodic adjustment rate measuring inflation falls, the principal value of U.S. Treasury inflation protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Other inflation protected securities that accrue inflation into their principal value may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

      The value of inflation protected securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities.

      The periodic adjustment of U.S. inflation protected bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation protected securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation protected security does not accurately adjust for inflation, the value of the security could be adversely affected.

      While inflation protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. The calculation of the inflation index ratio for inflation protected securities issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increased during the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security's maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation protected securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

      Any increase in the principal amount of an inflation protected security will be considered taxable income to the Underlying Fund, even though the Underlying Fund does not receive its principal until maturity.

ZERO COUPON SECURITIES

      The Fixed Income Funds may invest in zero coupon, fixed income securities as a non-principal investment strategy. Zero coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while zero coupon securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause an Underlying Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

FIXED AND FLOATING RATE DEBT OBLIGATIONS

      The debt obligations in which the Fixed Income Funds invest as either a principal or non-principal investment strategy may have either fixed or floating rates. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically

(commonly every 90 days) to an increment over some predetermined interest rate index. Common utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.

PARTICIPATION INTERESTS

      High Income Bond Fund, as a non-principal investment strategy, may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. High Income Bond Fund's investments in participation interests are subject to its limitation on investments in illiquid securities. High Income Bond Fund may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate of interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody's, or D by Standard & Poor's.

FIXED INCOME SECURITIES -- EQUITY FUNDS

      The fixed income securities in which the Equity Funds may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under " -- Short-Term Investments." The Equity Funds may invest in these securities as a non-principal investment strategy. Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to investment-grade securities, defined as securities which are rated at the time of purchase by two of Moody's, Standard & Poor's and Fitch not less than Baa3, BBB- and BBB- (or the equivalent short-term ratings), respectively, unless only one of those rating agencies provides a rating, in which case that rating must be at least Baa3 or BBB-, or which are of comparable quality in the judgment of the Advisor. Obligations rated BBB, Baa3 or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than higher rated obligations.

      In addition, each of the Equity Funds may invest up to 5% of its net assets in less than investment grade convertible debt obligations. For a description of such obligations and the risks associated therewith, see " -- Debt Obligations Rated Less Than Investment Grade."

      The fixed income securities specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by an Underlying Fund); (ii) credit risk (the risk that the issuers of debt securities held by an Underlying Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring an Underlying Fund to reinvest the prepayment at a lower interest rate).

PAYMENT-IN-KIND DEBENTURES AND DELAYED INTEREST SECURITIES

      High Income Bond Fund, as a non-principal investment strategy, may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by High Income Bond Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause High Income Bond Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

      Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities.

PREFERRED STOCK; CONVERTIBLE SECURITIES

      The Equity Funds and the Fixed Income Funds may invest in preferred stock as a non-principal investment strategy. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

      The Fixed Income Funds may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common or preferred stocks. Common stocks acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by the Fixed Income Funds as soon as practicable in an orderly manner.

TRUST PREFERRED SECURITIES

      The Fixed Income Funds may invest in trust preferred securities as a non-principal investment strategy. Trust preferred securities are preferred securities typically issued by a special purpose trust subsidiary and backed by subordinated debt of that subsidiary's parent corporation. Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date with an onerous interest rate adjustment if not called on the first call date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. See "Taxation." Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

EXCHANGE TRADED FUNDS

      The Equity Funds and the Fixed Income Funds may invest in exchange traded funds as a non-principal investment strategy. These are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. Each such Underlying Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

CLOSED-END INVESTMENT COMPANIES

      The Fixed Income Funds may invest up to 10% of their total assets in closed-end investment companies that invest in securities eligible for investment by the respective Fixed Income Fund. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to the Underlying Fund and its shareholders. If an Underlying Fund acquires shares of closed-end investment companies, Underlying Fund shareholders (including the Funds) would bear their proportionate share of the expenses of the Underlying Fund (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

MONEY MARKET FUNDS

      When the Fund or an Underlying Fund is permitted to invest a portion of its assets in securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (i.e., in money market funds), the other funds in which it is permitted to invest include money market funds advised by the Advisor. Investments in money market funds advised by the Advisor are subject to certain restrictions contained in an exemptive order issued by the SEC with respect thereto.

                 INVESTMENT RESTRICTIONS OF THE UNDERLYING FUNDS

      In addition to the investment objectives and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Investments by the Fund and the Underlying Funds" above, each of the Underlying Funds is subject to the investment restrictions set forth below. (Each such Underlying Fund is referred to in the remainder of this section as a "Fund.") The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

      None of the Funds will:

      1. Concentrate its investments in a particular industry, except that any Fund with one or more industry concentrations implied by its name shall, in normal market conditions, concentrate in securities of issues within that industry or industries. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      2. Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

      3. With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. (This investment restriction does not apply to the Real Estate Securities Fund).

      4.    Invest for the primary purpose of control or management.

      5. Purchase physical commodities or contracts relating to physical commodities.

      6. Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

      7. Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

      8. Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the Securities and Exchange Commission, the Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry. The Fund will use industry classifications provided by Bloomberg and Lehman Brothers to determine its compliance with this limitation. For determining compliance with this investment restriction, each Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Advisor. For example, an asset-backed security known as "Money Store 94-D A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies -- Automobile. Similarly, an asset-backed security known as "Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks -- Automobile. Thus, an issuer or sponsor may be included in more than one "industry" classification, as may a particular type of collateral.

      For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund's total assets is at least 300% of the principal amount of all of the Fund's borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund's total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.

      For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by the Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.

      The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote:

      None of the Funds will:

      1. Invest more than 15% of its net assets in all forms of illiquid investments.

      2. Borrow money in an amount exceeding 10% of the borrowing Fund's total assets except that High Income Bond Fund may borrow up to one-third of its total assets and pledge up to 15% of its total assets to secure such borrowings. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its borrowings exceed 5% of total assets.

      3.    Make short sales of securities.

      4. Lend portfolio securities representing in excess of one-third of the value of its total assets.

      With respect to the non-fundamental restriction set forth in number 1 above, the Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of the Fund's net assets are invested in illiquid investments, the Fund will reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.

      The Board of Directors has adopted guidelines and procedures under which the Funds' investment advisor is to determine whether the following types of securities which may be held by certain Funds are "liquid" and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

PUBLIC DISCLOSURE

     The Fund is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Fund's annual and semi-annual reports on form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within sixty days of the end of the Fund's fiscal quarter. In addition, the First American Fund Family makes portfolio holdings information publicly available for all First American Funds other than Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund (the "Index Funds," series of FAIF), and the series of FAF (the "Money Market Funds"), which are money market funds, by posting the information on the First American Funds website on a quarterly basis. The Fund will attempt to post such information within ten days of the quarter end. Until such time as it is posted, it will be Nonpublic Holdings Information, as defined below, and subject to the Fund's procedures regarding the disclosure of Nonpublic Holdings Information.

NONPUBLIC DISCLOSURE

      The Fund's board of directors has adopted policies and procedures (the "Disclosure Policies"), which prohibit the release of information concerning portfolio holdings, or information derived therefrom ("Nonpublic Holdings Information"), that has not been made public through SEC filings or the website. Different exceptions to this prohibition are made depending on the type of third party that receives the Nonpublic Holdings Information. The Disclosure Policies are designed to prevent he use of portfolio holdings information to trade against the Fund, or otherwise use the information in a way that would harm the Fund, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

      Because the portfolios of the Index Funds generally mirror the composition of published indices, the Index Funds are not subject to the Disclosure Policies. In addition, the Money Market Funds are not subject to the Disclosure Policies because these Funds hold only short-term money market securities that generally do not vary significantly in value over short periods of time. Because of the types of securities held by the foregoing Funds, such Funds' portfolio holdings information would not be subject to the types of misuses that the Disclosure Policies are designed to prevent.

      Disclosure within the Advisor and to Fund Directors. Nonpublic Holdings Information and information derived therefrom may be provided to any individuals employed by the Advisor and who have a need to know the information, such as investment, compliance, and treasury personnel, without prior approval. The Advisor's employees are bound by the Disclosure Policies and by the Advisor's Code of Ethics which precludes them from trading on the basis of Nonpublic Holdings Information.

      Nonpublic Holdings Information and information derived therefrom also may be provided to directors of the First American Funds and their service providers, such as counsel, as part of the materials for regular or special Board of Directors meetings without prior approval. These parties have pre-existing fiduciary duties or duties of confidentiality arising from the First American Funds' Code of Ethics or from established rules of professional responsibility and ethical conduct. These parties are not required to enter into written confidentiality agreements prior to receipt of Nonpublic Holdings Information, and therefore, the fund would be precluded from pursuing a breach of contract claim against such a party if that party misused Nonpublic Holdings Information.


     Disclosure to Fund Service Providers and Prospective Service Providers. Nonpublic Holdings Information may be provided to organizations that provide or propose to provide services to the First American Funds, such as sub-advisors, custodians, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, entities that provide Class B share financing, proxy voting organizations, financial printers, pricing services and the like, provided that such organization has entered into a written agreement with the First American Funds to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of such information. Before Nonpublic Holdings Information is provided to a new service provider or a prospective service provider, the Director of FAF Advisors, Inc.'s Product Marketing Group must approve the provision of the information as being made strictly on a need to know basis and in the best interest of the fund involved. Any such determination made during a calendar quarter shall be reported to the Chief Compliance Officer within 10 days of the end of the quarter, and shall be subject to Compliance oversight.

      Ongoing Arrangements. The First American Funds currently provide Nonpublic Holdings Information on a weekly basis to an entity that provides Class B share financing to the Funds, and Nonpublic Holdings Information is provided on a quarterly basis to an entity that provides post-trade execution analysis with respect to securities trades made for the Funds.


      Disclosure to Investors, Prospective Investors, and Investor Consultants. Nonpublic Holdings Information may not be provided to investors, prospective investors or investor consultants without prior approval of the First American Funds' Chief Compliance Officer. The Chief Compliance Officer will only approve such disclosure after (1) concluding that disclosure is in the best interests of the relevant Fund and its shareholders, (2) considering any conflict of interest between the Fund and its shareholders on the one hand and the Fund's adviser and the adviser's affiliates on the other hand, and (3) the recipient has agreed in writing to maintain the confidentiality of the Nonpublic Holdings Information and not to trade on the basis of any such information that is material nonpublic information. If the Chief Compliance Officer determines that there is a conflict of interest between the Fund and its shareholders on the one hand and the Fund's adviser or the adviser's affiliates on the other hand, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The First American Funds' Chief Compliance Officer is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.


     Disclosure to Fund Ranking and Ratings Organizations. Nonpublic Holdings Information may be provided to organizations that provide mutual fund rankings and ratings, such as Morningstar, Lipper, Moody's, and Standard & Poor's, and to entities that provide investment coverage and/or analytical information regarding a Fund's portfolio, provided that the recipient has entered into a written agreement with the Fund to maintain the information in confidence and use the information only for the purpose for which it is provided, and not to trade on the basis of any such information that is material nonpublic information. Before Nonpublic Holdings Information is provided to a new ranking or rating organization or entity that provides investment coverage and/or analytical information, the Director of FAF Advisors, Inc.'s Product Marketing Group must approve the provision of the information as being made strictly on a need to know basis and in the best interest of the fund involved. Any such determination made during a calendar quarter shall be reported to the Chief Compliance Officer within 10 days of the end of the quarter, and shall be subject to Compliance oversight.

      Disclosure as Required by Applicable Law. Undisclosed Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

      Disclosure of Limited Holdings. Portfolio managers, analysts and other personnel of the Advisor and any sub-advisor may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the First American Funds website or filed with the SEC unless the recipient has agreed in writing to maintain the confidentiality of such information and not to trade on the basis of any such information which is material nonpublic information. Materiality is a subjective judgment, however, and there is a risk that information deemed immaterial by the portfolio manager, analyst, or other employee of the Advisor could be used in a manner adverse to a Fund and its shareholders. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Fund's regular pricing services) or in connection with portfolio transactions.

      No Compensation or Consideration. Neither the First American Funds, nor their investment advisor or any sub-advisor or any affiliate of either, including the Chief Compliance Officer or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Nonpublic Holdings Information.

      The First American Funds' Chief Compliance Officer must provide a quarterly report to the Funds' board of directors addressing exceptions to these policies and procedures, if any.

      Under the foregoing policies and procedures, in the event of the absence or unavailability of the Chief Compliance Officer, all of the obligations of the Chief Compliance Officer may be performed by his or her designee.

                        DIRECTORS AND EXECUTIVE OFFICERS

      The directors and executive officers of FASF are listed below, together with their business addresses and their principal occupations during the past five years. Under Minnesota law, FASF's Board of Directors is generally responsible for the overall operation and management of FASF.

INDEPENDENT DIRECTORS

                                                                                             NUMBER OF            OTHER
     NAME,        POSITION(S)      TERM OF OFFICE           PRINCIPAL OCCUPATION(S)      PORTFOLIOS IN FUND    DIRECTORSHIPS
  ADDRESS, AND       HELD           AND LENGTH OF                   DURING                COMPLEX OVERSEEN       HELD BY
 YEAR OF BIRTH    WITH FUND          TIME SERVED                 PAST 5 YEARS               BY DIRECTOR         DIRECTOR*
 -------------    ---------        --------------           -----------------------      ------------------    -------------
Benjamin R.       Director     Term expiring earlier     Retired; Senior Financial       First American        None
Field III,                     of death, resignation,    Advisor, Bemis Company,         Funds Complex:
800 Nicollet                   removal,                  Inc., from May 2002 to March    eleven registered
Mall,                          disqualification, or      2003; Senior Vice President,    investment
Minneapolis, MN                successor duly elected    Chief Financial Officer and     companies,
55402                          and qualified.            Treasurer, Bemis, through       including 56
(1939)                         Director of FASF since    April 2002                      portfolios
                               September 2003

Roger A.          Director     Term expiring earlier     Retired; Vice President,        First American        None
Gibson, 800                    of death, resignation,    Cargo - United Airlines,        Funds Complex:
Nicollet Mall,                 removal,                  from July 2001 through July     eleven
Minneapolis, MN                disqualification, or      2004; Vice President, North     registered
55402  (1946)                  successor duly elected    America-Mountain Region for     investment
                               and qualified.            United Airlines (prior to       companies,
                               Director of FASF since    July 2001)                      including 56
                               October 1997                                              portfolios

Victoria J.       Director     Term expiring earlier     Investment consultant and       First American        None
Herget,                        of death, resignation,    non-profit board member         Funds Complex:
800 Nicollet                   removal,                  since 2001; Managing            eleven registered
Mall,                          disqualification, or      Director of Zurich Scudder      investment
Minneapolis, MN                successor duly elected    Investments through 2001        companies,
55402                          and qualified.                                            including 56
(1951)                         Director of FASF since                                    portfolios
                               September 2003

Leonard W.        Director     Term expiring earlier     Owner, Executive and            First American        None
Kedrowski,                     of death, resignation,    Management Consulting, Inc.,    Funds Complex:
800 Nicollet                   removal,                  a management consulting         eleven registered
Mall,                          disqualification, or      firm; Board member, GC          investment
Minneapolis, MN                successor duly elected    McGuiggan Corporation (dba      companies,
55402                          and qualified.            Smyth Companies), a label       including 56
(1941)                         Director of FASF since    printer; former Chief           portfolios
                               November 1996             Executive Officer, Creative
                                                         Promotions International,
                                                         LLC, a promotional award
                                                         programs and products
                                                         company, through October
                                                         2003; Advisory Board Member,
                                                         Designer Doors, a
                                                         manufacturer of designer
                                                         doors, through 2002

Richard K.        Director     Term expiring earlier     Retired; Director, President    First American        Cleveland-Cliffs
Riederer,                      of death, resignation,    and Chief Executive Officer,    Funds Complex:        Inc (a
800 Nicollet                   removal,                  Weirton Steel through 2001      eleven registered     producer of
Mall,                          disqualification, or                                      investment            iron ore
Minneapolis, MN                successor duly elected                                    companies,            pellets)
55402                          and qualified.                                            including 56
(1944)                         Director of FASF since                                    portfolios
                               August 2001

                                                                                             NUMBER OF            OTHER
     NAME,        POSITION(S)      TERM OF OFFICE           PRINCIPAL OCCUPATION(S)      PORTFOLIOS IN FUND    DIRECTORSHIPS
  ADDRESS, AND       HELD           AND LENGTH OF                   DURING                COMPLEX OVERSEEN       HELD BY
 YEAR OF BIRTH    WITH FUND          TIME SERVED                 PAST 5 YEARS               BY DIRECTOR         DIRECTOR*
 -------------    ---------        --------------           -----------------------      ------------------    -------------
Joseph D.         Director     Term expiring earlier      Attorney At Law, Owner and     First American        None
Strauss,                       of death, resignation,    President, Strauss              Funds Complex:
800 Nicollet                   removal,                  Management Company, a           eleven registered
Mall,                          disqualification, or      Minnesota holding company       investment
Minneapolis, MN                successor duly elected    for various organizational      companies,
55402                          and qualified.            management business             including 56
(1940)                         Director of FASF since    ventures; Owner, Chairman       portfolios
                               September 1996            and Chief Executive Officer,
                                                         Community Resource
                                                         Partnerships, Inc., a
                                                         strategic planning,
                                                         operations management,
                                                         government relations,
                                                         transportation planning and
                                                         public relations
                                                         organization; Owner,
                                                         Chairman and Chief Executive
                                                         Officer, Excensus(TM) LLC, a
                                                         strategic demographic
                                                         planning and application
                                                         development firm, since 2001

Virginia L.       Chair;       Chair term three          Owner and President,            First American        None
Stringer,         Director     years.  Director term     Strategic Management            Funds Complex:
800 Nicollet                   expiring earlier of       Resources, Inc.,  a             eleven registered
Mall,                          death, resignation,       management consulting firm;     investment
Minneapolis, MN                removal,                  Executive Consultant for        companies,
55402                          disqualification, or      State Farm Insurance Cos        including 56
(1944)                         successor duly elected                                    portfolios
                               and qualified. Chair
                               of FASF's Board since
                               September 1997;
                               Director of FASF since
                               September 1996

James M. Wade,    Director     Term expiring earlier     Owner and President, Jim        First American        None
800 Nicollet                   of death, resignation,    Wade Homes, a homebuilding      Funds Complex:
Mall,                          removal,                  company, since 1999             eleven registered
Minneapolis, MN                disqualification, or                                      investment
55402                          successor duly elected                                    companies,
(1943)                         and qualified.                                            including 56
                               Director of FASF since                                    portfolios
                               August 2001

* Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

EXECUTIVE OFFICERS


                                            TERM OF OFFICE
  NAME, ADDRESS, AND    POSITION(S) HELD     AND LENGTH OF
    YEAR OF BIRTH          WITH FUND          TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------    ----------------    --------------           -------------------------------------------
Thomas S. Schreier,     President         Re-elected by the    Chief Executive Officer of FAF Advisors, Inc. since
Jr., FAF Advisors,                        Board annually;      May 2001; Chief ExecutiveOfficer of First American
Inc.,                                     President of FASF    Asset Management fromDecember 2000 through May 2001
800 Nicollet Mall,                        since February 2001  and of FirstarInvestment & Research Management
Minneapolis,                                                   Company from February2001 through May 2001; Senior
Minnesota 55402                                                Managing Director andHead of Equity Research of U.S.
(1962) *                                                       Bancorp Piper Jaffrayfrom October 1998 through
                                                               December 2000; prior toOctober 1988, Senior Airline
                                                               Analyst and a Director inthe Research Department,
                                                               Credit Suisse First Boston

Mark S. Jordahl,        Vice President    Re-elected by the    Chief Investment Officer of FAF Advisors, Inc. since
FAF Advisors, Inc.      - Investments     Board annually;      September 2001; President andChief Investment
800 Nicollet Mall,                        Vice President -     Officer, ING Investment Management -Americas
Minneapolis,                              Investments of       (September 2000 to June 2001); Senior VicePresident
Minnesota 55402                           FASF since           and Chief Investment Officer, ReliaStarFinancial
(1960) *                                  September 2001       Corp. (January 1998 to September 2000)


                                            TERM OF OFFICE
  NAME, ADDRESS, AND    POSITION(S) HELD     AND LENGTH OF
    YEAR OF BIRTH          WITH FUND          TIME SERVED            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
--------------------    ----------------    --------------           -------------------------------------------
Jeffery M. Wilson,      Vice President    Re-elected by the    Senior Vice President of FAF Advisors, since May
FAF Advisors, Inc.      - Administration  Board annually;      2001; prior thereto, Senior Vice Presidentof First
800 Nicollet Mall,                        Vice President -     American Asset Management
Minneapolis,                              Administration of
Minnesota 55402                           FASF since March
(1956) *                                  2000


Charles D. Gariboldi,   Treasurer         Re-elected by the    Mutual funds treasurer, FAF Advisors, Inc., since
FAF Advisors, Inc.                        Board annually;      October 2004; prior thereto, vicepresident for
800 Nicollet Mall,                        Treasurer of FASF    investment accounting and fund treasurerof Thrivent
Minneapolis,                              since December 2004  Financial for Lutherans
Minnesota 55402
(1959) *


Jill M. Stevenson,      Assistant         Re-elected by the    Assistant Treasurer, FAF Advisors, Inc. since
FAF Advisors, Inc.      Treasurer         Board annually;      September 2005; Director, Senior ProjectManager, FAF
800 Nicollet Mall,                        Assistant            Advisors, Inc. from May2003 to September 2005; prior
Minneapolis, MN 55402                     Treasurer of FAIF    thereto, Vice President,Director of Operations,
(1965)*                                   since September      Paladin Investment Associates,LLC
                                          2005

David H. Lui,           Chief Compliance  Re-elected by the    Chief Compliance Officer of FAF Advisors, Inc. since
FAF Advisors, Inc.      Officer           Board annually;      March 2005; prior thereto,Chief Compliance Officer
800 Nicollet Mall,                        Chief Compliance     for Franklin Advisors, Inc.and Chief Compliance
Minneapolis, MN 55402                     Officer of FASF      Counsel for Franklin TempletonInvestments since 2004;
(1960)*                                   since                prior thereto, ChiefCompliance Counsel and Head of
                                          March 2005           InstitutionalCompliance, Charles Schwab & Co., Inc.
                                                               (1992 to 2004)

Kathleen L.             Secretary         Re-elected by the    Deputy General Counsel, FAF Advisors, since November
Prudhomme,                                Board annually;      2004; prior thereto, Partner, Dorsey &Whitney LLP, a
FAF Advisors, Inc.                        Secretary of FASF    Minneapolis-based law firm
800 Nicollet Mall                         since December
Minneapolis,                              2004; prior
Minnesota 55402                           thereto, Assistant
(1953)*                                   Secretary of FASF
                                          since September
                                          1998

Brett L. Agnew,         Assistant         Re-elected by the    Attorney, FAF Advisors, Inc., sinceAugust 2004;
FAF Advisors, Inc.      Secretary         Board annually;      2001-2004, Senior Counsel, ThriventFinancial for
800 Nicollet Mall                         Assistant            Lutherans; prior thereto, consultant,Principal
Minneapolis, Minnesota                    Secretary of FAIF    Financial Group
55402 (1971)*                             since December 2004


James D. Alt,           Assistant         Re-elected by the    Partner, Dorsey & Whitney LLP, a Minneapolis-based
50 South Sixth Street,  Secretary         Board annually;      law firm.
Suite 1500,                               Assistant
Minneapolis, Minnesota                    Secretary of FASF
55402 (1951)                              since December 2004;
                                          Secretary of FASF
                                          from June 2002
                                          through December
                                          2004; Assistant
                                          Secretary of FASF
                                          from September
                                          1998 through June
                                          2002.

James R. Arnold,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      March 2002; Senior Administration Services Manager,
Street, Milwaukee, WI                     Assistant            UMB Fund Services, Inc. through March 2002
53202 (1957) *                            Secretary of FASF
                                          since June 2003

Douglas G. Hess,        Assistant         Re-elected by the    Vice President, U.S. Bancorp Fund Services, LLC since
615 E. Michigan         Secretary         Board annually;      November 2002; prior thereto, Assistant Vice
Street, Milwaukee, WI                     Assistant            President, Fund Compliance Administrator, U.S. Bancorp
53202 (1967) *                            Secretary of FASF    Fund Services LLC
                                          since September
                                          2001



* Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui, Agnew, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment advisor for FASF. Messrs. Arnold and Hess are employees of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Sub-Administrator for FASF.

STANDING COMMITTEES OF THE BOARD OF DIRECTORS

      There are currently three standing committees of the FASF Board of
Directors: Audit Committee, Pricing Committee and Governance Committee.

                                                                                                   NUMBER OF FUND COMPLEX
                                                                                                  COMMITTEE MEETINGS HELD
                                                                                                 DURING FASF'S FISCAL  YEAR
                                  COMMITTEE FUNCTION                      COMMITTEE MEMBERS             ENDED 8/31/05
                                  ------------------                      -----------------      --------------------------

Audit Committee  The purposes of the Committee are (1) to oversee the   Leonard W. Kedrowski                7
                 Funds' accounting and financial reporting policies            (Chair)
                 and practices, their internal controls and, as         Benjamin R. Field III
                 appropriate, the internal controls of certain           Richard K. Riederer
                 service providers; (2) to oversee the quality of the   Virginia L. Stringer
                 Funds' financial statements and the independent            (ex-officio)
                 audit thereof; (3) to assist Board oversight of the
                 Funds' compliance with legal and regulatory
                 requirements; and (4) to act as a liaison between
                 the Funds' independent auditors and the full Board
                 of Directors.  The Audit Committee, together with
                 the Board of Directors, has the ultimate authority
                 and responsibility to select, evaluate and, where
                 appropriate, replace the outside auditor (or to
                 nominate the outside auditor to be proposed for
                 shareholder approval in any proxy statement).

Pricing          The Committee is responsible for valuing portfolio        Roger A. Gibson                  2
Committee        securities for which market quotations are not                (Chair)
                 readily available, pursuant to procedures                  James M. Wade
                 established by the Board of Directors.                 Benjamin R. Field III
                                                                        Virginia L. Stringer
                                                                            (ex-officio)

Governance       The Committee has responsibilities relating to (1)       Joseph D. Strauss                 4
Committee        Board and Committee composition (including,                   (Chair)
                 interviewing and recommending to the Board nominees        James M. Wade
                 for election as directors; reviewing the                Victoria J. Herget
                 independence of all independent directors; reviewing   Virginia L. Stringer
                 Board composition to determine the appropriateness         (ex-officio)
                 of adding individuals with different backgrounds or
                 skills; reporting to the Board on which current and
                 potential members of the Audit Committee qualify as
                 Audit Committee Financial Experts; recommending a
                 successor to the Board Chair when a vacancy occurs;
                 consulting with the Board Chair on Committee
                 assignments; and in anticipation of the Board's
                 request for shareholder approval of a slate of
                 directors, recommending to the Board the slate of
                 directors to be presented for Board and shareholder
                 approval); (2) Committee structure (including, at
                 least annually, reviewing each Committee's structure
                 and membership and reviewing each Committee's
                 charter and suggesting changes thereto); (3)
                 director education (including developing an annual
                 education calendar; monitoring independent director
                 attendance at educational seminars and conferences;
                 developing and conducting orientation sessions for
                 new independent directors; and managing the Board's
                 education program in a cost-effective manner); and
                 (4) governance practices (including reviewing and
                 making recommendations regarding director
                 compensation and director expenses; monitoring
                 director investments in the Funds; monitoring
                 compliance with director retirement policies;
                 reviewing compliance with the prohibition from
                 serving on the board of directors of mutual funds
                 that are not part of the First American Fund
                 Complex; if requested, assisting the Board Chair in
                 overseeing self-evaluation process; in collaboration
                 with outside counsel, developing policies and
                 procedures addressing matters which should come
                 before the Committee in the proper exercise of its
                 duties; reviewing the Board's adherence to industry
                 "best practices;" reviewing and recommending changes
                 in Board governance policies, procedures and
                 practices; reporting the Committee's activities to
                 the Board and making such recommendations; reviewing
                 and, as appropriate; recommending that the Board
                 make changes to the Committee's charter).

      In addition to the above committees, the Board of Directors also appoints a Fund Review Liaison. The responsibility of the Fund Review Liaison is to lead the Board of Directors, together with the Board Chair, in evaluating Fund performance, Fund service provider contracts and arrangements for execution of Fund trades. Ms. Herget is the current Fund Review Liaison.

      The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board of Directors or in connection with any special shareholders meeting which is called for the purpose of electing directors. FASF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

      A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Ms. Stringer) or the Chair of the Governance Committee (Mr. Strauss), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is "independent" within the meaning of New York Stock Exchange and American Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

      The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

FUND SHARES OWNED BY THE DIRECTORS

      The information in the table below discloses the dollar ranges of (i) each Director's beneficial ownership in FASF, and (ii) each Director's aggregate beneficial ownership in all funds within the First American Funds complex.

                                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
    NAME OF DIRECTOR        DOLLAR RANGE OF EQUITY SECURITIES IN FASF       SECURITIES IN THE FIRST AMERICAN FUNDS COMPLEX*
    ----------------        -----------------------------------------       -----------------------------------------------
Benjamin R. Field                               None                                              Over $100,000

Roger A. Gibson                                 None                                              Over $100,000

Victoria J. Herget                              None                                              Over $100,000

Leonard W. Kedrowski                   Over $100,000                                              Over $100,000

Richard K. Riederer                             None                                              Over $100,000

Joseph D. Strauss                               None                                              Over $100,000

Virginia L. Stringer                            None                                              Over $100,000

James M. Wade                                   None                                              Over $100,000

* The dollar range disclosed is based on the value of the securities as of December 31, 2005.

      As of February 28, 2006, none of the independent Directors or their immediate family members owned, beneficially, or of record, any securities in
(i) an investment advisor or principal underwriter of the Fund or (ii) a person (other than a registered investment company) directly of indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

COMPENSATION

      The First American Family of Funds, which includes FAIF, FAF, FASF, and FACEF, currently pays directors who are not paid employees or affiliates of the Funds an annual retainer of $40,000 ($80,000 in the case of the Chair). The Fund Review Liaison receives an additional annual retainer of $15,000. In addition, directors are paid the following fees for attending Board and committee meetings:

      - $5,000 per day for in-person attendance at Board of Directors meetings ($10,000 in the case of the Chair);

      - $2,500 per day for telephonic attendance at Board of Directors meetings ($5,000 in the case of the Chair);

      - $2,500 for in-person attendance at any committee meeting ($3,750 in the case of the committee chair, increasing to $4,250 for the Audit Committee chair effective January 1, 2006);

      - $1,250 for telephonic attendance at any committee meeting ($2,125 for the Audit Committee chair, $1,875 for all other committee chairs); and

      - $2,500 for in-person attendance at any opening executive session ($5,000 in the case of the Chair).-

      Directors also receive $2,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified in this paragraph are allocated among the funds in the First American Family of Funds on the basis of net assets.

      The directors may elect to defer payment of up to 100% of the fees they receive in accordance with a Deferred Compensation Plan (the "Plan"). Under the Plan, a director may elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the director under the Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. Deferral of director fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to directors.

      Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which James D. Alt, Assistant Secretary of FAIF, FAF, FASF, and FACEF, is a partner.

      The following table sets forth information concerning aggregate compensation paid to each director of FASF (i) by FASF (column 2), and (ii) by FAIF, FAF, FASF, and FACEF collectively (column 5) during the fiscal period ended August 31, 2005. No executive officer or affiliated person of FASF received any compensation from FASF in excess of $60,000 during such fiscal period:

                                                            PENSION OR
                                        AGGREGATE           RETIREMENT                             TOTAL COMPENSATION
                                      COMPENSATION     BENEFITS ACCRUED AS    ESTIMATED ANNUAL     FROM REGISTRANT AND
                                          FROM             PART OF FUND         BENEFITS UPON     FUND COMPLEX PAID TO
     NAME OF PERSON, POSITION        REGISTRANT (1)          EXPENSES            RETIREMENT         DIRECTORS (2)(3)
     ------------------------        --------------    -------------------    ----------------    ---------------------
Benjamin R. Field III, Director        $ 1,114                  -0-                  -0-                $ 115,625
Roger A. Gibson, Director                  971                  -0-                  -0-                  103,750
Victoria J. Herget, Director               964                  -0-                  -0-                  100,000
Leonard W. Kedrowski, Director           1,148                  -0-                  -0-                  133,125
Richard K. Riederer, Director            1,084                  -0-                  -0-                  112,500
Joseph D. Strauss, Director                904                  -0-                  -0-                   93,750
Virginia L. Stringer, Director &
Chair                                    1,783                  -0-                  -0-                  185,000
James M. Wade, Director                    964                  -0-                  -0-                  100,000

(1) Included in the Aggregate Compensation From Registrant are amounts deferred by Directors pursuant to the Deferred Compensation Plan discussed below. Pursuant to this Plan, compensation was deferred for the following directors: Roger A. Gibson, $250; and Leonard W. Kedrowski, $1,148.

(2) Included in the Total Compensation are amounts deferred for the following directors pursuant to the Deferred Compensation Plan: Roger A. Gibson, $29,000; and Leonard W. Kedrowski, $133,125.

SALES LOADS

      Directors of the Funds and certain other Fund affiliates may purchase the Fund's Class A shares at net asset value without a sales charge. See the Class A share prospectus for details.




                                 CODE OF ETHICS


     First American Strategy Funds, Inc., FAF Advisors, Inc., and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchase or held by the Fund or the Underlying Funds. These Codes of Ethics are on public file with, and are available from, the Securities and Exchange Commission.


                              PROXY VOTING POLICIES

The policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities are set forth in Appendix B.

               INVESTMENT ADVISORY AND OTHER SERVICES FOR THE FUND

INVESTMENT ADVISOR


     FAF Advisors, Inc. (the "Advisor"), 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Fund. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. U.S. Bank is, in turn, a subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. U.S. Bancorp operates four banks and eleven trust companies with banking offices in twenty-four contiguous states. U.S. Bancorp also has various other subsidiaries engaged in financial services. At December 31, 2005, U.S. Bancorp and its consolidated subsidiaries had consolidated assets of approximately $209 billion, consolidated deposits of $125 billion and shareholders' equity of $20.1 billion.


      Pursuant to an Investment Advisory Agreement dated as of October 1, 1996 (the "Advisory Agreement"), FASF engaged U.S. Bank, through its First American Asset Management division ("FAAM"), to act as investment advisor for, and to manage the investment of, the assets of each series of FASF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001, and amended to provide for the provision of services to the Fund on February 22, 2006. Under the terms of the Advisory Agreement, the Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.25% of the Fund's average daily net assets.

      The Advisory Agreement requires the Advisor to provide FASF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FASF and the officers and directors of FASF, if any, who are affiliated with the Advisor or any of its affiliates.

      In addition to the investment advisory fee, the Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. The Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FASF may have an obligation to indemnify its directors and officers with respect to such litigation. The Advisor will be liable to the Fund under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board of Directors or the investment objectives and policies of the Fund. The Advisor has agreed to indemnify the Fund with respect to any loss, liability, judgment, cost or penalty that the Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

      The Advisor may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering the Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

      In addition to the sales charge payments and the distribution, service and transfer agency fees described in the prospectus and elsewhere in this Statement of Additional Information, the Advisor and/or the Distributor may make additional payments out of its own assets to selected institutions that sell shares of First American Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other institutions; hereinafter "Institutions") under the categories described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.

      The amounts of these payments could be significant and may create an incentive for an Institution or its representatives to recommend or offer shares of the Funds or other First American Funds to its customers. The Institution may elevate the prominence or profile of the Funds within the Institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Institution's organization.

      These payments are made pursuant to agreements with Institutions and do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds' prospectuses and described above because they are not paid by the Funds.

      The categories of payments described below are not mutually exclusive, and a single Institution may receive payments under all categories.

Marketing Support Payments and Program Servicing Payments

      The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to certain Institutions that are registered as holders or dealers of record for accounts in one or more of the First American Funds, or certain Institutions that sell First American Fund shares through retirement plans and other investment programs to compensate them for a variety of services they provide to such programs.

     Marketing Support Payments. Services for which an Institution receives marketing support payments may include business planning assistance, advertising, educating the Institution's personnel about the First American Funds and shareholder financial planning needs, placement on the Institution's preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Institution. In addition, Institutions may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Institution. The Advisor and/or the Distributor compensates Institutions differently depending upon, among other factors, sales and assets levels, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Institution.

      Marketing support payments typically apply to retail sales and assets but may apply to other specific types of sales or assets, such as to retirement plans or fee-based advisory programs, in certain situations. The payments are negotiated and may be based on such factors as the number or value of shares that the Institution sells or may sell, the value of the assets invested in the Funds by the Institution's customers and/or other measures as determined from time to time by the Advisor and/or the Distributor. In addition, payments may include the reimbursement of ticket or operational charges (fees that an Institution charges its representatives for effecting transactions in Fund shares) and/or the payment of a lump sum for services provided.

      Program Servicing Payments. Services for which an Institution receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Institution may perform program services itself or may arrange with a third party to perform program services.

      Program servicing payments typically apply to retirement plans or fee-based advisory programs but may apply to retail sales and assets, in certain situations. The payments are negotiated and are based on such factors as the type and nature of services or support furnished by the Institution. In addition, payments may include the reimbursement of ticket or operational charges (fees that an Institution charges its representatives for effecting transactions in Fund shares) and/or the payment of a lump sum for services provided.

      The Advisor and/or the Distributor may make one-time or periodic payments to selected Institutions receiving program servicing payments to reimburse printing costs for literature for participants, for account maintenance, for ticket charges of up to $25 per purchase or exchange order placed by an Institution, or for the establishment of First American Funds on the Institution's trading system. In addition, the Advisor and/or the Distributor, at the direction of a retirement plan's sponsor, may reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. These payments may cause the aggregate amount of the payments to an Institution on an annual basis to exceed the basis point amount set forth below.

      Except as described in the foregoing paragraph, in the case of any one Institution, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.35% of the average net assets of Fund shares attributable to that Institution on an annual basis.

Other Payments

      From time to time, the Advisor and/or the Distributor, at its expense, may provide compensation to Institutions that sell or arrange for the sale of shares of the Fund(s), in addition to marketing support and program servicing payments described above. When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Institutions for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Institution employees, client and investor events and other Institution-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

      The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various First American Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in First American Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by the Advisor and/or the Distributor.

      Certain employees of the Advisor and its affiliates may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. The total compensation of employees who have marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds. Other employees of the Advisor and its affiliates may receive a one-time referral fee from the Advisor and/or the Distributor for new business to the First American Funds based on a percentage of the annual revenue generated by the new client relationship. Such compensation will not exceed 10% of the annual revenue generated, up to a maximum of $10,000.

      Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. Investors can ask their Institution for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.

      Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Institutions Receiving Additional Payments

      The following is a list of Institutions receiving one or more of the types of payments discussed above as of March 16, 2006:

401(k) Investment Services, Inc.
A.G. Edwards & Sons, Inc.
American Stock Transfer & Trust Company
Ameriprise Financial Services, Inc.
Bisys Retirement Services, Inc.
Ceridian Corporation
Charles Schwab & Co., Inc.
Citigroup Global Markets Inc.
City National Bank
Commonwealth Equity Services, LLP, DBA Commonwealth Financial Network Country Capital Management Company CPI Qualified Plan Consultants, Inc. Dyatech, LLC
ExpertPlan, Inc.
Fidelity Investments Institutional Operations Company
Fintegra, LLC
Hewitt Associates LLC
J.P. Morgan Retirement Plan Services, LLC
Linsco/Private Ledger Corp.
McDonald Investments, Inc.
Mercer HR Outsourcing LLC
Merrill Lynch, Pierce, Fenner & Smith Inc.
MetLife Securities, Inc.
Metropolitan Life Insurance Company
Mid Atlantic Capital Corporation
Milliman & Robertson, Inc.
Morgan Stanley DW Inc
MSCS Financial Services, LLC
National Financial Services LLC
National Investor Services Corp.
National Planning Holdings, Inc.
Pershing LLC
Piper Jaffray & Company
Raymond James & Associates
Raymond James Financial Services, Inc.
RBC Dain Rauscher, Inc.
Robert W. Baird & Co., Inc.
Stanton Trust Company N.A.
Stifel, Nicolaus & Co., Inc.
Sungard Financial Networks
Symetra Life Insurance Company
TD Waterhouse Investor Services, Inc.
The Prudential Insurance Company of America
The Retirement Plan Company, LLC

UBS Financial Services, Inc.
Unified Trust, N.A.
U.S. Bancorp Investments, Inc.
U.S. Bank, N.A.
Wachovia Bank, N.A.
Wells Fargo Bank, N.A.

Any additions, modification or deletions to the list of Institutions identified above that have occurred since March 16, 2006 are not reflected.

ADMINISTRATOR


     FAF Advisors, Inc. (the "Administrator") serves as Administrator pursuant to an Administration Agreement between the Administrator and FASF, dated July 1, 2005, amended to provide for the provision of services to the Fund on February 22, 2006. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Fund. These services include various oversight and legal services, accounting services and shareholder services. The Fund pays the Administrator a fee, which is calculated daily and paid monthly, equal to the Fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion, 0.135% on the next $17 billion of aggregate average daily net assets, 0.12% on the next $25 billion of aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated July 1, 2005 whereby USBFS provides various Sub-Administration services. USBFS is a subsidiary of U.S. Bancorp.


TRANSFER AGENT

      USBFS serves as the Fund's transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between USBFS and the Fund dated July 1, 2005, approved by the Board of Directors with respect to the Fund on February 22, 2006. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Fund pays $18,500 per share class and additional per account fees for transfer agent services. The Fund also pays a fee equal, on an annual basis of 0.10% of the Fund's average daily net assets as compensation for providing certain shareholder services and to reimburse USBFS for its payments to institutions with which it has contracted to establish and service omnibus accounts. In addition, USBFS is reimbursed for its out-of-pocket expenses incurred while providing its services to the Fund.

DISTRIBUTOR

      Quasar Distributors, LLC (the "Distributor") serves as the distributor for the Fund's shares pursuant to a Distribution Agreement dated July 1, 2005 (the "Distribution Agreement"), approved by the Board of Directors with respect to the Fund on February 22, 2006. The Distributor is a wholly-owned subsidiary of U.S. Bancorp.

      Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.

      Under the Distribution Agreement, the Fund has granted to the Distributor the exclusive right to sell shares of the Fund as agent and on behalf of the Fund. The Distributor pays compensation pursuant to the Distribution Agreement to securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services. U.S. Bancorp Investment Services, Inc. ("USBI"), a broker-dealer affiliated with the Advisor, is one of the Participating Institutions.

      The Class A Shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Class A Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A Shares for that month.

      The Class B Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares beginning one year after purchase. The Class B Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B Shares. The distribution fee is intended to compensate the distributor for advancing a commission to institutions purchasing Class B Shares.

      The Class C Shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C Shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class C Shares. This fee is calculated and paid each month based on average daily net assets of the Class C Shares. The Class C Shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C Shares. The Distributor may use the distribution fee to provide compensation to institutions through which shareholders hold their shares beginning one year after purchase.


      The Distributor receives no compensation for distribution of the Class Y Shares.

      The Distribution Agreement provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FASF and by the vote of the majority of those Board members of FASF who are not interested persons of FASF and who have no direct or indirect financial interest in the operation of FASF's Rule 12b-1 Distribution and Service Plan or in any agreement related to such plan.

      FASF has adopted a Distribution and Service Plan with respect to the Class A, Class B, and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes the Distributor to retain the sales charges paid upon purchase of Class A, Class B and Class C Shares and authorize the Fund to pay the Distributor distribution and/or shareholder servicing fees. The Plan is a "compensation-type" plan under which the Distributor is entitled to receive the distribution and shareholder servicing fees regardless of whether its actual distribution and shareholder servicing expenses are more or less than the amount of the fees. The distribution fees under the plan are used for the primary purpose of compensating broker-dealers for their sales of the Fund. The shareholder servicing fees are used primarily for the purpose of providing compensation for the ongoing servicing and/or maintenance of shareholder accounts. The Plan authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B and C Shares, except that portion which is reallowed to Participating Institutions. The Plan recognizes that the Distributor and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B, and Class C Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor or the Advisor at any time.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Custodian. The custodian of the Fund's assets is U.S. Bank (the "Custodian"), 415 Walnut Street, Cincinnati, OH 45202. The Custodian is a subsidiary of U.S. Bancorp. The Custodian takes no part in determining the investment policies of the Fund or in deciding which securities are purchased or sold by the Fund. All of the instruments representing the investments of the Fund and all cash are held by the Custodian. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FASF's officers or resolutions of the Board of Directors.

      As compensation for its services to the Fund, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.005% of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Fund. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FASF.

      Independent Registered Public Accounting Firm. Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Fund's independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

              INVESTMENT ADVISORY SERVICES FOR THE UNDERLYING FUNDS

INVESTMENT ADVISOR FOR THE UNDERLYING FUNDS

      The Advisor of the Funds also serves as investment advisor and manager of each of the Underlying Funds. For information concerning the Advisor, see "Investment Advisory and Other Services for the Funds -- Investment Advisor" above.

      Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "FAIF Advisory Agreement") as amended, FAIF engaged U.S. Bank, through its First American Asset Management division, to act as investment advisor for and to manage the investment of the assets of the Underlying Funds. The FAIF Advisory Agreement was assigned to the Advisor pursuant to an Assignment and Assumption Agreement dated May 2, 2001. The monthly fees paid to the Advisor are calculated on an annual basis based on the Underlying Fund's average daily net assets, as set forth in the following table:

UNDERLYING FUND                            GROSS ADVISORY FEE %
---------------                            --------------------
Large Cap Value Fund(1)                           0.65
Real Estate Securities Funds                      0.70
High Income Bond Fund                             0.70
U.S. Government Mortgage Fund                     0.50

-----------
(1) The Advisor has agreed to a breakpoint schedule for Large Cap Value Fund. The advisory fee paid by this Fund will be based on an annual rate of 0.65% for the first $3 billion of the Fund's average daily net assets; 0.625% for average daily net assets in excess of $3 billion up to $5 billion; and 0.60% for average daily net assets in excess of $5 billion.

      The FAIF Advisory Agreement requires the Advisor to provide FAIF with all necessary office space, personnel and facilities necessary and incident to the Advisor's performance of its services thereunder. The Advisor is responsible for the payment of all compensation to personnel of FAIF and the officers and directors of FAIF, if any, who are affiliated with the Advisor or any of its affiliates.

      In addition to the investment advisory fee, each Underlying Fund pays all its expenses that are not expressly assumed by the Advisor or any other organization with which the Underlying Fund may enter into an agreement for the performance of services. Each Underlying Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Underlying Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

      Information concerning advisory fees paid by the Underlying Funds is set forth in their Statements of Additional Information, which may be obtained by writing Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or calling Investor Services at 800 677-FUND.


                               PORTFOLIO MANAGERS

COMPENSATION

      Portfolio manager compensation consists primarily of base pay, an annual cash incentive and long term incentive payments.

      Base pay is determined based upon an analysis of the portfolio manager's general performance, experience, and market levels of base pay for such position.

      The Fund's portfolio managers are paid an annual incentive based upon investment performance of the First American Funds for which they have oversight responsibility but not day-to-day management responsibility (the "Oversight Funds") and the effectiveness of the tactical overweighting and underweighting of different asset classes across the Fund, the other series of FASF and certain other accounts for which they have oversight responsibility, generally over the past one- and three-year periods unless the portfolio manager's tenure is shorter. The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the particular portfolio manager's performance and experience, and market levels of base pay for such position.

      Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and median Lipper peer group performance for the Oversight Funds, using a weighted average, and (ii) returns across the Fund, the other series of FASF and certain other accounts in excess of those that would have been generated by a neutral asset allocation strategy. The maximum annual cash incentive generally is attained when (i) all Oversight Funds have achieved (a) a spread over the benchmark which the Advisor believes will, over time, deliver top quartile performance, and (b) top quartile performance versus the Lipper industry peer group, and (ii) the spread generated by tactical asset allocation reaches a predetermined level consistent with the benefit sought from such asset allocation. The relative accuracy of risk management tracking error estimates across the First American Funds and other accounts is also factored into the annual cash incentive determination for Mr. Cline.

      Investment performance is measured on a pre-tax basis, gross of fees for each First American Fund result and for the Lipper industry peer group.

      Long term incentive payments are paid to portfolio managers on an annual basis based upon general performance and expected contributions to the success of the Advisor. Long-term incentive payments are comprised of two components:
(i) phantom equity units of the Advisor and (ii) U.S. Bancorp options and restricted stock.

      There are generally no differences between the methods used to determine compensation with respect to the Funds and the Other Accounts shown in the table below.


      The following table sets forth the number and total assets of the mutual funds and accounts managed by the Fund's managers as of May 15, 2006.



                                                                                                       AMOUNT
                                                                                                     SUBJECT TO
                                                                      NUMBER OF                      PERFORMANCE-
PORTFOLIO MANAGER                    TYPE OF ACCOUNT MANAGED          ACCOUNTS        ASSETS          BASED FEE
-----------------                    -----------------------          --------        ------          -----------
David A. Chalupnik             Registered Investment Company                 7     $1.6 billion                 0
                               Other Pooled Investment Vehicles              0                0                 0
                               Other Accounts                               24   $495.0 million                 0

David R. Cline                 Registered Investment Company                 5     $1.0 billion                 0
                               Other Pooled Investment Vehicles              0                0                 0
                               Other Accounts                                4    $26.9 million                 0

Keith B. Hembre                Registered Investment Company                 0                0                 0
                               Other Pooled Investment                       0                0                 0
                               Vehicles Other Accounts                       2         $225,000                 0

Mark S. Jordahl                Registered Investment Company                 4   $658.1 million                 0
                               Other Pooled Investment Vehicles              0                0                 0
                               Other Accounts                                6     $7.0 million                 0

Jose A. Rodriguez              Registered Investment Company                 5     $1.0 billion                 0
                               Other Pooled Investment Vehicles              0                0                 0
                               Other Accounts                                6     $2.0 million                 0

      The Funds' portfolio managers often manage multiple accounts. The Advisor has adopted policies and procedures regarding brokerage and trade allocation and allocation of investment opportunities that it believes are reasonably designed to address potential conflicts of interest associated with managing multiple accounts for multiple clients.

OWNERSHIP

      The Fund did not commence the public offering of its shares until the date of this SAI. No shares were beneficially owned by the portfolio managers as of that date.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

      It is anticipated that the majority of the Fund's portfolio transactions will consist of purchases and sales of shares of the Underlying Funds. These purchases and sales will be made directly with the Underlying Funds. The class of shares of the Underlying Funds in which the Fund will invest is not subject to any front-end or deferred sales charges, any Rule 12b-1 distribution fees or any shareholder servicing fees.

      To the extent that the Fund may purchase or sell securities other than shares of the Underlying Funds, decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by the Advisor.

      In selecting a broker-dealer to execute securities transactions, the Advisor considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-dealer in seeking best price and execution. Subject to the satisfaction of its obligation to seek best execution, other factors the Advisor may consider include a broker-dealer's access to initial public offerings and the nature and quality of any brokerage and research products and services the broker-dealer provides. The Advisor may cause the Fund to pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as "paying up"). The Advisor may cause the Fund to pay up in recognition of the value of brokerage and research services provided to the Advisor by the broker-dealer. The broker-dealer may directly provide such products or services to the Advisor or purchase them from a third party and provide them to the Advisor. In such cases, the Fund is in effect paying for the brokerage and research services in so-called "soft-dollars". However, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Advisor determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Advisor with respect to managing its accounts.

      The types of research services the Advisor receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analysis of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Advisor by, or through, broker-dealers.

      The research products and services the Advisor receives from broker-dealers are supplemental to, and do not necessarily reduce, the Advisor's own normal research activities. As a practical matter, however, it would be impossible for the Advisor to generate all of the information presently provided by broker-dealers. The expenses of the Advisor would be materially increased if it attempted to generate such additional information through its own staff. To the extent that the Advisor could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, the Advisor is relieved of expenses that it might otherwise bear when such services are provided by broker-dealers.

      As a general matter, the brokerage and research products and services the Advisor receives from broker-dealers are used to service all of its respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions. For example, equity commissions may pay for brokerage and research products and services utilized in managing fixed income accounts.

      In some cases, the Advisor may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record-keeping, administration or marketing. In such cases, the Advisor will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, the Advisor has a conflict of interest in making such decisions.



      The Fund does not effect any brokerage transactions in its portfolio securities with any broker or dealer affiliated directly or indirectly with the Advisor or Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Fund as the Fund can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.


      When two or more clients of the Advisor are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in a manner considered by the Advisor to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.


      The policies of the Underlying Funds with respect to portfolio transactions and the allocation of brokerage, and the brokerage commissions paid by them during their three most recent fiscal years, are set forth in their Statements of Additional Information, which may be obtained by writing Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, or calling Investor Services at 800 677-FUND.

                                  CAPITAL STOCK

      Each share of the Fund's $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

      Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FASF Funds vote together as one series. The shares do not have cumulative voting rights. On issues affecting only a particular Fund, the shares of that Fund will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan. The Bylaws of FASF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.


      As of the date of this Statement of Additional Information, there were 40 shares of the Fund outstanding, all of which were held by FAF Advisors, Inc.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

      The public offering price of the shares of the Fund generally equals the Fund's net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Fund's Prospectuses.

      The net asset value of the Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future.

                                    TAXATION

      The Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, the Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

      Any loss on the sale or exchange of shares of the Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale or exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution.

      For federal tax purposes, if a shareholder exchanges shares of the Fund for shares of any other First American Fund pursuant to the exchange privilege (see "Managing Your Investment -- Exchanging Your Shares" in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

      When an Underlying Fund lends portfolio securities to a borrower as described above in "General Information -- Lending of Portfolio Securities," payments in lieu of dividends made by the borrower to the Underlying Fund will not constitute "qualified dividends" taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Underlying Fund held the securities. Such payments in lieu of dividends are taxable as ordinary income.

      Pursuant to the Code, distributions of net investment income by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. The Fund will report annually to its shareholders the amount of any withholding.

      The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

                             REDUCING SALES CHARGES

CLASS A SALES CHARGE

      Sales charges on the purchase of Class A shares can be reduced through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent.

      QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: The Fund will combine purchases made by an investor, the investor's spouse or domestic partner, and the investor's dependent children when it calculates the sales charge.

      The sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus
(ii) the purchase price of the Class A, Class B and Class C shares of any other First American fund (other than a money market fund) or any fund managed by Country Capital Management Company that you are concurrently purchasing, plus
(iii) the current net asset value of Class A, Class B and Class C shares of the Fund or any other First American Fund (other than a money market fund) or fund managed by Country

Capital Management Company that you already own. In order for an investor to receive the sales charge reduction on Class A Shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined. If the purchase price of shares that the investor owns is higher than their current net asset value, the investor may receive credit for this higher purchase price instead, but only if the investor notifies the Fund of this request in advance in writing and provides written records of the original purchase price.

      LETTER OF INTENT: If an investor intends to purchase, in the aggregate, at least $50,000 of Class A, Class B or Class C shares in the Fund, other First American Funds (other than money market funds), or funds managed by Country Capital Management Company, over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold a percentage equal to the Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

      The amount held in escrow will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

      A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days. Absent complete and current notification from the investor or from his or financial institution to the Fund, the investor may not realize the benefit of a reduced sales charge.

SALES OF CLASS A SHARES AT NET ASSET VALUE

      General. The Class A, B and C share prospectuses for the Fund set forth the categories of investors eligible to purchase Class A shares without a sales charge.

      Purchases of $1 Million or More. Class A shares may be purchased without a sales charge by non-retirement accounts if the purchase, when aggregated with certain Class A, B and C share purchases as described in the Fund's Class A, B and C share prospectus, totals $1 million or more. Your investment professional or financial institution may receive a commission equal to 1.00% on purchases of $1 million to $3 million, 0.50% on purchases in excess of $3 million up to $10 million, and 0.25% on purchases in excess of $10 million. Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (the "Index Funds") may be used in the calculation to reach purchases of $1 million or more, but a commission is paid only on Class A shares of First American Funds other than the Index Funds. Note that your investment professional or financial institution will only receive a commission equal to the rate required by the actual investment (without taking into account aggregation). For example, if your aggregated investments, including your current investment, total $6 million, but your current investment equals $2 million, your investment professional or financial institution may receive a commission equal to 1.00% of $2 million. If such a commission is paid, you will be assessed a contingent deferred sales charge (CDSC) of 1% if you sell your shares within 18 months.

      Class A Shares may also be purchased without a sales charge by 401(k), 403(b) and 457 plans, and profit sharing and pension plans, which invest $1 million or more. Your representative must notify the Fund if your retirement/deferred compensation plan is eligible for the sales load waiver. Securities firms, financial institutions and other industry professionals that enter into sales agreements with the Fund's distributor to perform share distribution services may receive a commission on such sales of the Fund equal to 0.25% on purchases in excess of $10 million. If such a commission is paid, the plan will be assessed a contingent deferred sales charge (CDSC) of 0.25% if it sells the shares within 18 months. A commission is paid only on Class A shares of First American Funds other than the Index Funds.

REINVESTMENT RIGHT

      If Class A Shares of the Fund have been redeemed, the shareholder has a one-time right, within 180 days, to reinvest the redemption proceeds in Class A Shares of any First American Fund at the next-determined net asset value without any sales charge. The Fund must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

                  ADDITIONAL INFORMATION ABOUT REDEEMING SHARES

BY TELEPHONE

      A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution. Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Fund by 3:00 p.m. Central Time in order for shares to be redeemed at that day's net asset value. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

      Shareholders who did not purchase their Fund shares through a financial institution may redeem their shares by calling Investor Services at 800 677-FUND. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within three days, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. The Fund may limit telephone redemption requests to an aggregate of $50,000 per day across the First American Fund family.

      In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Administrator, USBFS nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that they reasonably believe to be genuine. The Administrator, USBFS and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Administrator and USBFS examine each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Administrator or USBFS subsequently send confirmation of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Administrator, USBFS and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.

BY MAIL

      Any shareholder may redeem Fund shares by sending a written request to the Fund, to the shareholder's servicing agent or financial institution. The written request should include the shareholder's name, the account number, the Fund name, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, the shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

      Shareholders requesting a redemption of $50,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

      - a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

      - a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

      - a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

      - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

      The Fund does not accept signatures guaranteed by a notary public.

      The Fund and the Administrator have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Administrator reserve the right to amend these standards at any time without notice.

REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

      When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Administrator is reasonably certain that the purchase payment has cleared, which could take up to fifteen calendar days from the purchase date.

                                   APPENDIX A
                                     RATINGS

      A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

      When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF LONG-TERM CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

      STANDARD & POOR'S

      AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

      B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

      CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

      CC: An obligation rated CC is currently highly vulnerable to nonpayment.

      C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

      D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

      MOODY'S

      Aaa: Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa: Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

      A: Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa: Bonds and preferred stock that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.

      Ba: Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

      B: Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

      Caa: Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      Ca: Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      C: Bonds and preferred stock that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

      FITCH

      AAA: Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA: Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A: Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

      BBB: Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investments grade category.

      BB: Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

      B: Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

      CCC, CC AND C: Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. CC ratings indicate that default of some kind appears probable, and C ratings signal imminent default.

      DDD, DD AND D: Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%.

      Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect for repaying all obligations.

      The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the major rating categories.

RATINGS OF MUNICIPAL NOTES

      STANDARD & POOR'S

      SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

      SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

      SP-3: Speculative capacity to pay principal and interest.

None of the Funds will purchase SP-3 municipal notes.

      MOODY'S. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

      MIG 1/VMIG 1: This designation denotes the superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

      MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

      MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

None of the Funds will purchase MIG 2/VMIG 3 municipal notes.

      Section 1.1 Ratings of Commercial Paper

      STANDARD & POOR'S

      Commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.

      A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

      A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

      A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

      MOODY'S

      Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase Prime-3 commercial paper.

      PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      PRIME-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

      FITCH

      Fitch employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase F3 commercial paper.

      F1: Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

      F2: Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

      F3: Securities possess fair credit quality. This designation indicates that the capacity for timely payments of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

GENERAL PRINCIPLES


FAF Advisors, Inc. ("FAF Advisors") is the investment manager for the First American family of mutual funds and for other separately managed accounts. As such, FAF Advisors has been delegated the authority to vote proxies with respect to the investments held in client accounts, unless the client has specifically retained such authority in writing. It is FAF Advisors' duty to vote proxies in the best interests of clients in a timely and responsive manner. In voting proxies, FAF Advisors also seeks to maximize total investment return for clients.



In the event of a sub-advisor, FAF Advisors delegates proxy voting to the sub-advisor who is responsible for developing and enforcing policies, which are reviewed regularly by FAF Advisors.



FAF Advisors' Investment Policy Committee, comprised of the firm's most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The Investment Policy Committee is responsible for (1) approving the proxy voting policies and procedures, and (2) monitoring the activities of FAF Advisors' Proxy Voting Administration Committee.


POLICIES AND PROCEDURES


Policies. The Investment Policy Committee, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of ISS, a leading national provider of proxy voting administrative and research services. As a result, such policies set forth FAF Advisors' positions on recurring proxy issues and criteria for addressing non-recurring issues. A summary of these policies is attached. These policies are reviewed periodically and therefore are subject to change. Even though it has adopted ISS's policies, FAF Advisors maintains the fiduciary responsibility for all proxy voting decisions. In appropriate situations, a portfolio manager can initiate action to override a standard policy for a particular vote and such override will be subject to approval of the Investment Policy Committee.



Procedures. Responsibility for certain administrative aspects of proxy voting rests with the FAF Advisors' Proxy Voting Administration Committee. The Proxy Voting Administration Committee also supervises the relationship with an outside firm that assists with the process, ISS. This firm apprises FAF Advisors of shareholder meeting dates, forward proxy voting materials, provide FAF Advisors with research on proxy proposals and voting recommendations and cast the actual proxy votes. ISS also serves as FAF Advisors' proxy voting record keeper and generates reports on how proxies were voted.



Conflicts of Interest. As an affiliate of U.S. Bancorp, a large, multi-service financial institution, FAF Advisors recognizes that there are numerous situations wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies also may have personal or familial relationships with the U.S. Bancorp enterprise and its employees that could give rise to conflicts of interest.



Although FAF Advisors strongly believes that, regardless of such real or perceived conflicts of interest, it will vote proxies in its clients' best interests. By adopting ISS's policies and generally deferring to ISS's recommendations, FAF Advisors believes the risk related to conflicts will be minimized.


To further minimize this risk, the Investment Policy Committee has also reviewed ISS's conflict avoidance policy and has concluded that it adequately addresses both the actual and perceived conflicts of interest the proxy voting service may face.

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


In the event the Proxy Voting Administration Committee determines that ISS faces a material conflict of interest with respect to a specific vote, the Proxy Voting Administration Committee will direct ISS how to vote. Before doing so, however, the Proxy Voting Administration Committee will confirm that FAF Advisors faces no material conflicts of the nature discussed above.


If the Proxy Voting Administration Committee concludes a material conflict does exist, it will recommend a course of action designed to address the conflict to the Investment Policy Committee. Such actions could include, but are not limited to:

      - Obtaining instructions from the affected clients on how to vote the proxy;


      - Disclosing the conflict to the affected clients and seeking their consent to permit FAF Advisors to vote the proxy;


      -     Voting in proportion to the other shareholders;

      - Recusing an Investment Policy Committee member from all discussion or consideration of the matter, if the material conflict is due to such person's actual or potential conflict of interest; or

      -     Following the recommendation of a different independent third party.


In addition to all of the above, members of the Investment Policy Committee and the Proxy Voting Administration Committee must notify FAF Advisors' Chief Compliance Officer of any direct, indirect or perceived improper influence made by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how FAF Advisors should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to the FAF Advisors Chief Executive Officer and the General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the Investment Policy Committee shall not consider any improper influence in determining how to vote proxies and will vote in the best interests of clients.


REVIEW AND REPORTS

On a regular basis, the Proxy Voting Administration Committee will review the proxy voting record to assess a number of matters. The review will include:


      - Monitor proxy votes cast to ensure they are consistent with FAF Advisors policy.


      -     Ensure proxy votes are cast in a timely manner.

      - Ensure proxy ballots are sent to and received by ISS in a timely manner.

The Proxy Voting Administration Committee will report periodically to the Investment Policy Committee, including a review of all identified conflicts and how they were addressed. These reports will include all funds, including those that are sub-advised.

With respect to the review of votes cast on behalf of investments by the First American family of mutual funds, such review will also be reported to the independent Board of Directors of the First American Funds.

VOTE DISCLOSURE TO SHAREHOLDERS

The actual proxy voting records of the First American Funds will be filed with the U.S. Securities Exchange Commission and will be available to shareholders after June 30, 2004. Such records will be available on the First American Funds' website at www.firstamericanfunds.com and on the SEC's website at www.sec.gov. Additionally, shareholders can receive, on request, the voting records for the First American Fund mutual funds by calling a toll free number (1-800-677-3863).


FAF Advisors' separately managed account clients can contact their relationship manager for more information on FAF Advisors' policies and the proxy voting record for their account.



The information that will be available includes, name of issuer; ticker/CUSIP; shareholder meeting date; description of item and FAF Advisors' vote.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of ISS's proxy voting policy guidelines.

1.    AUDITORS

Vote for proposals to ratify auditors, unless any of the following apply:

      - An auditor has a financial interest in or association with the company, and is therefore not independent

      -     Fees for non-audit services are excessive, or

      - There is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position.

2.    BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.    SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote against proposals to restrict or prohibit shareholder ability to take action by written consent. Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote against proposals to restrict or prohibit shareholder ability to call special meetings. Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING

Vote against proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4.    PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.    POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.    MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.    REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.    CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

      - It is intended for financing purposes with minimal or no dilution to current shareholders

      - It is not designed to preserve the voting power of an insider or significant shareholder

9.    EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

      -     Historic trading patterns

      -     Rationale for the repricing

      -     Value-for-value exchange

      -     Option vesting

      -     Term of the option

      -     Exercise price

      -     Participation

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

      -     Purchase price is at least 85 percent of fair market value

      -     Offering period is 27 months or less, and

      -     Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                       FIRST AMERICAN STRATEGY FUNDS, INC.
                           PART C - OTHER INFORMATION

ITEM 22. EXHIBITS

(a)(1) Amended and Restated Articles of Incorporation, as executed on June 19, 1996 (Incorporated by reference to Exhibit (1) to initial filing, filed on July 2, 1996 (File Nos. 333-07463 and 811-07687)).

(a)(2) Certificate of Designation designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 9, filed on June 27, 2001 (File Nos. 333-07463 and 811-07687)).

(a)(3) Articles of Amendment to Articles of Incorporation relating to sale of Global Growth Allocation Fund to Aggressive Allocation Fund dated May 14, 2002 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 21, filed on January 31, 2005 (File Nos. 333-07463 and 811-07687)).

(b)    Bylaws of Registrant, as amended (Incorporated by reference to Exhibit
       (b) to Post-Effective Amendment No. 23, filed on March 16, 2006 (File Nos. 333-07463 ad 811-07687)).

(c)    Not applicable.

(d)(1) Investment Advisory Agreement between the Registrant and First Bank National Association dated October 1, 1996 (Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 20, filed on December 2, 2004 (File Nos. 333-07463, 811-07687)).

(d)(2) Exhibit A to Investment Advisory Agreement (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 23, filed on March 16, 2006 (File Nos. 333-07463 ad 811-07687)).

(d)(3) Assignment and Assumption Agreement dated May 2, 2001, assigning Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 20, filed on December 2, 2004 (File Nos. 333-07463, 811-07687)).

(d)(4) Amendment to Investment Advisory Agreement, dated as of June 21, 2005, permitting Registrant to purchase securities form Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(d)(5) Expense Limitation Agreement, dated May 31, 2006.*

(e)(1) Distribution Agreement between Registrant and Quasar Distributors, LLC, effective July 1, 2005 (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(e)(2) Form of Dealer Agreement.*

(f)(1) Deferred Compensation Plan for Directors Trust Agreement dated January 1, 2000, as amended February 2005 (Incorporated by reference to Exhibit
       (f)(1) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(f)(2) Deferred Compensation Plan for Directors Trust Agreement, Amended Summary of Terms dated February 2005 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(g)(1) Custodian Agreement between the Registrant and First Trust National Association dated October 1, 1996 (Incorporated by reference to Exhibit
       (g)(1) to Post-Effective Amendment No. 20, filed on December 2, 2004 (File Nos. 333-07463, 811-07687)).

(g)(2) Assignment of Custodian Agreement and Security Lending Agency Agreement to U.S. Bank National Association, dated May 1, 1998 (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 4, filed on December 2, 1998 (File Nos. 333-07463, 811-07687)).

(g)(3) Supplement to Custodian Agreement between Registrant and First Trust National Association dated December 8, 1999 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 20, filed on December 2, 2004 (File Nos. 333-07463, 811-07687)).

(g)(4) Amendment and Restatement of Compensation Agreement and Amendment to Custodian Agreement, dated as of July 1, 2005, between Registrant and U.S. Bank National Association relating to compensation paid to custodian and transfer taxes and other disbursements (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(h)(1) Administration Agreement, dated as of July 1, 2005, by and between Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(h)(2) Sub-Administration Agreement, effective as of July 1, 2005, by and between U.S. Bancorp Asset Management, Inc. and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(h)(3) Transfer Agent and Shareholder Servicing Agreement, dated as of July 1, 2005, by and among Registrant, U.S. Bancorp Fund Services, LLC, and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit
       (h)(3) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(h)(4) Class R Shareholder Servicing Plan and Agreement, effective June 30, 2004, (as adopted February 2004) between Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (e)(8) to Post-Effective Amendment No. 19, filed on June 30, 2004 (File Nos. 333-07463 and 811-07687)).

(i) Opinion and Consent of Dorsey & Whitney, dated March 16, 2006 (Incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 23, filed on March 16, 2006 (File Nos. 333-07463 ad 811-07687)).

(j)    Not applicable.

(k)    Not applicable.

(l)    Not applicable.

(m) Amended and Restated Distribution and Service Plan effective July 1, 2005 for Class A, Class B, Class C, and Class R shares (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(n) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 23, filed on March 16, 2006 (File Nos. 333-07463 ad 811-07687)).

(o)    Reserved.

(p)(1) First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act, effective September 16, 2004, as amended April 14, 2005 (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(p)(2) U.S. Bancorp Asset Management, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective January 1, 2005, as amended March 31, 2005 (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(p)(3) Quasar Distributors, LLC, Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective September 1, 2005 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 22, filed on December 27, 2005 (File Nos. 333-07463 and 811-07687)).

(q) Power of Attorney dated September 15, 2004 (Incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 20, filed on December 2, 2004 (File Nos. 333-07463, 811-07687)).

*    Filed herewith.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Not applicable.

ITEM 24. INDEMNIFICATION

     The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Information on the business of the Registrant's investment adviser, U.S. Bancorp Asset Management (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

     Thomas S. Schreier, Jr., President and Chief Executive Officer and chair of Board of Directors, U.S. Bancorp Asset Management ("USBAM"), Minneapolis, MN (May 2001 to present); President, First American Investment Funds, Inc. ("FAIF"), First American Funds, Inc. ("FAF"), First American Strategy Funds, Inc. ("FASF"), and eight closed-end funds advised by USBAM, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. - II, American Strategic Income Portfolio Inc. - III, American Select Portfolio Inc., American Municipal Income Portfolio Inc., Minnesota Municipal Income Portfolio Inc., First American Minnesota Municipal Income Fund II, Inc., and American Income Fund, Inc., collectively referred to as the First American Closed-End Funds ("FACEF"), Minneapolis, MN (February 2001 to present); CEO, First American Asset Management, Minneapolis, MN (January 2001 to May 2001); CEO and President, Firstar Investment & Research Management Company ("FIRMCO"), Minneapolis, MN (March 2001 to May 2001); Senior Managing Director, Equity Research, U.S. Bancorp Piper Jaffray Inc., Minneapolis, MN (October 1998 to December 2000).

     Mark S. Jordahl, Chief Investment Officer and director on Board of Directors, USBAM, Minneapolis, MN (July 2001 to present); Vice President Investments, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (September 2001 to present); President and Chief Investment Officer, ING Investment Management - Americas, Minneapolis, MN (September 2000 to June 2001).

     Charles R. Manzoni, Jr., General Counsel and Secretary and director on Board of Directors, USBAM, Minneapolis, MN (June 2004 to present); Partner, Gardner, Carton & Douglas, Chicago, IL (1998 to June 2004).

     Joseph M. Ulrey, III, Chief Financial Officer and director on Board of Directors, USBAM, Minneapolis, MN (December 2004 to present); Interim Chief Operating Officer, Shareholder Services and Fund Treasurer (April 2004 to December 2004); Senior Managing Director, Risk Management and Quantitative Products (1991 to March 2004).

     Charles D. Gariboldi, Treasurer, USBAM, Minneapolis, MN (October 2004 to present); Treasurer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (December 2004 to present); Vice President, Investment Accounting and Fund Treasurer, Thrivent Financial for Lutherans, Minneapolis, MN (1999 to October 2004).

     David H. Lui, Chief Compliance Officer, USBAM, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, FAIF, FAF, FASF, and FACEF, Minneapolis, MN (March 2005 to present); Chief Compliance Officer, Franklin Advisers, Inc. and Chief Compliance Counsel, Franklin Templeton Investments (2004 to February
2005); Head of Institutional Compliance and Chief Compliance Counsel, Charles Schwab & Co., Inc. (1992 to 2004).

     John P. Kinsella, Senior Vice President and Director of Tax, USBAM, Minneapolis, MN (February 2003 to present); Vice President and Assistant Director of Tax (August 2002 to February 2003); prior thereto, Senior Tax Manager with Ernst & Young LLP and fourteen years with U.S. Bancorp in various tax and finance positions.

ITEM 26. PRINCIPAL UNDERWRITERS:

     Registrant's distributor, Quasar Distributors, LLC (the "Distributor") acts as principal underwriter and distributor for the following investment companies:

AIP Alternative Strategies Funds   First American Investment Funds,Inc.   McIntyre Global Equity Fund
Akros Absolute Return Fund         Fort Pitt Capital Group, Inc.          MDT Funds
Al Frank Funds                     Fund X Funds                           Midanek/Pak Fund
Allied Asset Advisors Funds        Glenmede Fund, Inc.                    Monetta Fund, Inc.
Alpine Equity Trust                Glenmede Portfolios                    Monetta Trust
Alpine Income Trust                Greenspring Fund                       MP63 Fund
Alpine Series Trust                Greenville Small Cap Growth Fund       Muhlenkamp (Wexford Trust)
American Trust Allegiance Fund     Guinness Atkinson Funds                Mutuals.com
Appleton Group                     Harding Loevner Funds                  Mutuals.com Vice Fund
Ascentia Long/Short Fund           Hennessy Funds, Inc                    Nicholas Funds
Bowen, Hanes Investment Trust      Hennessy Mutual Funds, Inc.            NorCap Funds, Inc.
Brandes Investment Trust           Hester Total Return Fund               Optimum Q Funds
Brandywine Blue Funds, Inc.        High Pointe Funds                      Osterweis Funds
Brazos Mutual Funds                High Pointe Funds                      Perkins Capital Management
Bridges Investment Fund, Inc.      Hotchkis and Wiley Funds               Permanent Portfolio Funds
Buffalo Funds                      Intrepid Capital Management            PIA Funds
Capital Advisors Funds             Jacob Internet Fund Inc.               PIA Funds
CastleRock Fund                    Jacobs & Company Mutual Fund           Portfolio 21
Chase Funds                        Jensen Portfolio                       Primecap Odyssey Funds
Chase Funds                        Julius Baer Funds                      Prudent Bear Funds, Inc.
Conning Money Market Portfolio     Kensington Funds                       Purisima Funds
Cookson Peirce                     Kiewit Investment Fund L.P.            Rainier Funds
Country Funds                      Kirr Marbach Partners Funds, Inc       Stephens Small Cap Growth Fund
Cullen Funds                       Leonetti Funds                         Summit Funds
Duncan-Hurst Funds                 Light Revolution Fund                  Teberg Fund
Edgar Lomax Value Fund             Lighthouse Capital Management          Thompson Plumb (TIM)
Everest Series Funds Trust         LKCM Funds                             TIFF Investment Program, Inc.
FFTW Funds, Inc.                   Masters' Select Fund Trust             Tygh Capital Management
FIMCO Funds                        Matrix Asset Advisors, Inc.            Villere Fund
First American Funds, Inc.         McCarthy Fund                          Women's Equity Fund

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

                            POSITION AND OFFICES WITH   POSITION AND OFFICES WITH
           NAME                    UNDERWRITER                  REGISTRANT
           ----             -------------------------   -------------------------
James R. Schoenike          President, Board Member     None

Joe D. Redwine              Board Member                None

Robert Kern                 Board Member                None
777 East Wisconsin Avenue
Milwaukee, WI 53202

Eric W. Falkeis             Board Member                None
777 East Wisconsin Avenue
Milwaukee, WI 53202

Susan L.  La Fond           Chief Financial Officer     None

Andrew M. Strnad            Secretary                   None

Donna J. Berth              Treasurer                   None

Teresa Cowan                Assistant Secretary         None

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

ITEM 28. MANAGEMENT SERVICES

Not applicable.

ITEM 29. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement Nos. 033-07463 and 811-07687 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 31st day of May 2006.

                                        FIRST AMERICAN STRATEGY FUNDS, INC.


                                        By: /s/ Thomas S. Schreier, Jr.
                                            ------------------------------------
                                            Thomas S. Schreier, Jr.
                                            President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity indicated and on March 16, 2006.

             SIGNATURE                                  TITLE
             ---------                                  -----


/s/ Thomas S. Schreier, Jr.           President
-----------------------------------
Thomas S. Schreier, Jr.


/s/ Charles D. Gariboldi, Jr.         Treasurer (principal financial/accounting
-----------------------------------   officer)
Charles D. Gariboldi, Jr.


                 *                    Director
-----------------------------------
Benjamin R. Field, III


                 *                    Director
-----------------------------------
Victoria J. Herget


                 *                    Director
-----------------------------------
Roger A. Gibson


                 *                    Director
-----------------------------------
Leonard W. Kedrowski


                 *                    Director
-----------------------------------
Richard K. Riederer


                 *                    Director
-----------------------------------
Joseph D. Strauss


                 *                    Director
-----------------------------------
Virginia L. Stringer


                 *                    Director
-----------------------------------
James M. Wade

* Kathleen L. Prudhomme, by signing here name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Strategy Funds, Inc. pursuant to the powers of attorney duly executed by such persons.



By: /s/ Kathleen L. Prudhomme         Attorney-in-Fact
    -------------------------------
    Kathleen L. Prudhomme

                                  EXHIBIT INDEX

EXHIBIT NUMBER   NAME OF EXHIBIT
--------------   ---------------
(d)(5)           Expense Limitation Agreement

(e)(2)           Form of Dealer Agreement